Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (74.3%)
$10,000	U.S. Treasury Bills (1)	(AA+, Aaa)	08/08/24	5.156	$9,989,802
18,500	U.S. Treasury Bills (1)	(AA+, Aaa)	09/05/24	5.122	18,405,218
10,000	U.S. Treasury Bills (1)	(AA+, Aaa)	10/03/24	5.141	9,909,569
10,000	U.S. Treasury Bills (1)	(AA+, Aaa)	10/31/24	4.852	9,870,325
18,500	U.S. Treasury Bills (1)	(AA+, Aaa)	11/29/24	4.587	18,187,600
10,000	U.S. Treasury Bills (1)	(AA+, Aaa)	12/26/24	4.615	9,799,376
10,000	U.S. Treasury Bills (1)	(AA+, Aaa)	01/23/25	4.710	9,760,906
18,500	U.S. Treasury Bills (1)	(AA+, Aaa)	02/20/25	4.823	17,995,268
10,000	U.S. Treasury Bills (1)	(AA+, Aaa)	03/20/25	4.909	9,699,005
10,000	U.S. Treasury Bills (1)	(AA+, Aaa)	04/17/25	4.881	9,662,880
18,500	U.S. Treasury Bills (1)	(AA+, Aaa)	05/15/25	4.850	17,813,747
10,000	U.S. Treasury Bills (1)	(AA+, Aaa)	06/12/25	4.790	9,596,523
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $150,681,238)					150,690,219

Shares

SHORT-TERM INVESTMENTS (11.5%)
23,352,244	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26% (Cost $23,352,244)	23,352,244
TOTAL INVESTMENTS AT VALUE (85.8%) (Cost $174,033,482)		174,042,463

OTHER ASSETS IN EXCESS OF LIABILITIES (14.2%)		28,697,777

NET ASSETS(2) (100.0%)		$202,740,240

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2024.
(2)	As of July 31, 2024, the Credit Suisse Managed Futures Strategy Fund held $33,819,243 in the wholly-owned subsidiary, Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., representing 16.7% of the Fund’s consolidated net assets.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
GBP Currency Futures	USD	Sep 2024	761	$61,170,131	$187,997
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2024	212	11,236,267	$(102,636)
FTSE 100 Index Futures	GBP	Sep 2024	277	29,735,384	416,672
Nikkei 225 Index Futures OSE	JPY	Sep 2024	61	15,904,759	46,597
S&P 500 E Mini Index Futures	USD	Sep 2024	113	31,402,700	297,875
					$658,508
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Sep 2024	349	39,022,563	$175,895
EURO Bund Futures	EUR	Sep 2024	90	13,023,831	(367)
Long Gilt Futures	GBP	Sep 2024	196	24,978,864	99,161
					$274,689
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2024	(713)	(46,722,890)	$(44,330)
CAD Currency Futures	USD	Sep 2024	(938)	(68,089,420)	372,346
EUR Currency Futures	USD	Sep 2024	(246)	(33,363,750)	(30,027)
JPY Currency Futures	USD	Sep 2024	(202)	(16,897,300)	(534,902)
					$(236,913)
Index Contracts
Hang Seng Index Futures	HKD	Aug 2024	(42)	(4,663,710)	$(12,576)

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

Futures Contracts(continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell (continued)
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Sep 2024	(148)	$(140,386,548)	$188,044
Total Net Unrealized Appreciation (Depreciation)					$1,059,749

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$13,830,362	10/28/24	Bank of America	(0.06)%	Bloomberg Energy Index	At Maturity	$—	$640,961
USD	18,699,209	10/28/24	Bank of America	(0.06)%	Bloomberg Agriculture Index	At Maturity	—	651,531
USD	22,987,519	10/28/24	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	—	144,389
							$—	$1,436,881

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$16,186,641	10/28/24	Goldman Sachs	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	$—	$(245,880)
Total							$—	$1,191,001

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to UBS Asset Management (Americas) LLC, the Fund’s investment adviser (“UBS AM” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
United States Treasury Obligations	$—	$150,690,219	$—	$150,690,219
Short-term Investments	23,352,244	—	—	23,352,244
	$23,352,244	$150,690,219	$—	$174,042,463
Other Financial Instruments*
Futures Contracts	$1,784,587	$—	$—	$1,784,587
Swap Contracts	—	1,436,881	—	1,436,881
	$1,784,587	$1,436,881	$—	$3,221,468
Liabilities
Other Financial Instruments*
Futures Contracts	$724,838	$—	$—	$724,838
Swap Contracts	—	245,880	—	245,880
	$724,838	$245,880	$—	$970,718

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (11.5%)
BELGIUM (0.1%)
Consumer Staples Distribution & Retail (0.0%)
Colruyt Group NV	4,591	$220,187

Financial Services (0.1%)
Groupe Bruxelles Lambert NV	3,071	229,154
		449,341
BERMUDA (0.1%)
Insurance (0.1%)
Aegon Ltd.	35,481	229,575

CANADA (0.8%)
Banks (0.2%)
Canadian Western Bank	20,560	710,064

Capital Markets (0.1%)
Onex Corp.	3,132	214,498

Insurance (0.1%)
iA Financial Corp., Inc.	3,375	228,086

Metals & Mining - Excluding Steel (0.3%)
Stelco Holdings, Inc.	25,135	1,209,035

Oil, Gas & Consumable Fuels (0.1%)
Imperial Oil Ltd.	3,171	227,040
MEG Energy Corp.(1)	10,776	223,172
		450,212
		2,811,895
DENMARK (0.8%)
Insurance (0.6%)
Topdanmark AS	46,938	2,556,579

Marine Transportation (0.1%)
AP Moller - Maersk AS, Class B	126	208,431

Textiles, Apparel & Luxury Goods (0.1%)
Pandora AS	1,453	227,746
		2,992,756
FRANCE (1.0%)
Aerospace & Defense (0.1%)
Dassault Aviation SA	1,207	242,976

Banks (0.1%)
BNP Paribas SA	3,438	235,518

Consumer Staples Distribution & Retail (0.1%)
Carrefour SA(2)	14,864	221,699

Financial Services (0.1%)
Eurazeo SE	2,753	216,563

Hotels, Restaurants & Leisure (0.1%)
Accor SA	5,343	205,587

Independent Power and Renewable Electricity Producers (0.4%)
Neoen SA(3)	59,328	2,473,515

Oil, Gas & Consumable Fuels (0.1%)
TotalEnergies SE	3,283	221,461
		3,817,319
GERMANY (0.2%)
Banks (0.0%)
Commerzbank AG	13,735	223,884

Construction Materials (0.0%)
Heidelberg Materials AG	2,012	209,580

Machinery (0.1%)
GEA Group AG	5,165	228,031

Trading Companies & Distributors (0.1%)
Brenntag SE	3,174	225,755

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
GERMANY
		$887,250
IRELAND (0.1%)
Banks (0.1%)
AIB Group PLC	41,569	238,410

ITALY (0.1%)
Banks (0.1%)
UniCredit SpA	5,914	242,882

NETHERLANDS (0.2%)
Automobiles (0.0%)
Stellantis NV	11,080	184,612

Banks (0.1%)
ING Groep NV	12,821	232,681

Consumer Staples Distribution & Retail (0.1%)
Koninklijke Ahold Delhaize NV	7,418	238,939

Financial Services (0.0%)
EXOR NV	2,095	214,734
		870,966
NORWAY (0.1%)
Food Products (0.1%)
Salmar ASA	4,279	245,654

Oil, Gas & Consumable Fuels (0.0%)
Equinor ASA	7,912	209,053
		454,707
PORTUGAL (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Galp Energia SGPS SA, B Shares	10,378	218,182

SPAIN (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Repsol SA	15,222	217,080

SWEDEN (0.1%)
Machinery (0.1%)
Trelleborg AB	5,724	212,552

SWITZERLAND (0.1%)
Pharmaceuticals (0.1%)
Novartis AG	2,002	222,844

UNITED KINGDOM (1.8%)
Aerospace & Defense (0.1%)
BAE Systems PLC	13,026	217,063

Banks (0.2%)
Barclays PLC	82,307	245,913
HSBC Holdings PLC	25,141	228,439
NatWest Group PLC	55,144	261,406
Standard Chartered PLC	24,014	237,014
		972,772
Diversified Consumer Services (0.1%)
Pearson PLC	17,354	235,257

Hotels, Restaurants & Leisure (0.1%)
InterContinental Hotels Group PLC	2,065	207,862
Whitbread PLC	5,779	216,353
		424,215
Household Durables (0.7%)
Redrow PLC	274,321	2,629,451

Media (0.1%)
Informa PLC	20,091	224,328

Multi-Utilities (0.1%)
Centrica PLC	127,457	217,125

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

	Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM
Oil, Gas & Consumable Fuels (0.1%)
BP PLC	36,182		$213,693
Shell PLC	6,092		222,718
			436,411
Textiles, Apparel & Luxury Goods (0.2%)
Burberry Group PLC	19,587		195,855
Capri Holdings Ltd.(1)	18,135		608,248
			804,103
Tobacco (0.1%)
Imperial Brands PLC	8,495		233,938
			6,394,663
UNITED STATES (5.8%)
Banks (1.2%)
Heartland Financial USA, Inc.	35,555		1,938,459
Independent Bank Group, Inc.	31,000		1,830,860
Premier Financial Corp.	19,736		500,998
			4,270,317
Biotechnology (0.6%)
Cerevel Therapeutics Holdings, Inc.(1)	18,577		835,222
Morphic Holding, Inc.(1)	26,570		1,505,456
			2,340,678
Consumer Finance (0.5%)
Discover Financial Services	11,290		1,625,647

Energy Equipment & Services (1.0%)
ChampionX Corp.	64,103		2,196,169
Diamond Offshore Drilling, Inc.(1)	95,042		1,560,589
			3,756,758
Healthcare Equipment & Supplies (0.7%)
Axonics, Inc.(1)	35,274		2,415,564

Metals & Mining - Excluding Steel (0.2%)
U.S. Steel Corp.	18,255		750,098

Oil, Gas & Consumable Fuels (1.3%)
EQT Corp.	—	(4)	9
Hess Corp.	14,797		2,270,156
Marathon Oil Corp.	84,333		2,365,540
			4,635,705
Software (0.3%)
ANSYS, Inc.(1)	3,978		1,247,620
			21,042,387
TOTAL COMMON STOCKS (Cost $39,995,170)			41,302,809

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%

UNITED STATES TREASURY OBLIGATIONS (51.0%)
$13,000	U.S. Treasury Bills (5)	(AA+, Aaa)	08/08/24	5.129	12,986,743
21,000	U.S. Treasury Bills (5)	(AA+, Aaa)	09/05/24	5.146	20,892,472
13,000	U.S. Treasury Bills (5)	(AA+, Aaa)	10/03/24	5.128	12,882,439
13,000	U.S. Treasury Bills (5)	(AA+, Aaa)	10/31/24	4.852	12,831,423
21,000	U.S. Treasury Bills (5)	(AA+, Aaa)	11/29/24	4.751	20,645,384
13,000	U.S. Treasury Bills (5)	(AA+, Aaa)	12/26/24	4.615	12,739,188
13,000	U.S. Treasury Bills (5)	(AA+, Aaa)	01/23/25	4.710	12,689,178
21,000	U.S. Treasury Bills (5)	(AA+, Aaa)	02/20/25	4.828	20,427,061
13,000	U.S. Treasury Bills (5)	(AA+, Aaa)	03/20/25	4.909	12,608,707
13,000	U.S. Treasury Bills (5)	(AA+, Aaa)	04/17/25	4.881	12,561,745
21,000	U.S. Treasury Bills (5)	(AA+, Aaa)	05/15/25	4.849	20,221,010

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (continued)
$13,000	U.S. Treasury Bills (5)	(AA+, Aaa)	06/12/25	4.790	$12,475,480
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $183,936,345)					183,960,830

SHORT-TERM INVESTMENTS (14.6%)

	Shares	Value
State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%	52,343,501	52,343,501
State Street Navigator Securities Lending Government Money Market Portfolio, 5.31%(6)	227,958	227,958
TOTAL SHORT-TERM INVESTMENTS (Cost $52,571,459)		52,571,459

TOTAL INVESTMENTS AT VALUE (77.1%) (Cost $276,502,974)		277,835,098

OTHER ASSETS IN EXCESS OF LIABILITIES (22.9%)		82,566,580

NET ASSETS(7) (100.0%)		$360,401,678

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Non-income producing security.
(2)	Security or portion thereof is out on loan.
(3)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offering that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(4)	This amount represents less than 0.5 shares.
(5)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2024.
(6)	Represents security purchased with cash collateral received for securities on loan.
(7)	As of July 31, 2024, the Credit Suisse Multialternative Strategy Fund held $ 57,304,160 in the wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., representing 15.9% of the Fund’s consolidated net assets.

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
CHF	599,045	USD	676,401	08/20/24	JPMorgan Chase	$676,401	$681,754	$5,353
JPY	100,810,878	USD	643,248	08/20/24	BNP Paribas	643,248	671,807	28,559
USD	42,563	AUD	63,574	08/20/24	BNP Paribas	(42,563)	(41,533)	1,030
USD	3,433,376	CAD	4,695,866	08/19/24	JPMorgan Chase	(3,433,376)	(3,400,925)	32,451
USD	13,436,052	EUR	12,328,159	08/20/24	JPMorgan Chase	(13,436,052)	(13,351,413)	84,639
USD	1,343,376	GBP	1,039,728	08/20/24	JPMorgan Chase	(1,343,376)	(1,335,710)	7,666
USD	1,630,776	NOK	17,644,086	08/20/24	BNP Paribas	(1,630,776)	(1,614,353)	16,423
USD	1,034,315	NZD	1,719,098	08/20/24	BNP Paribas	(1,034,315)	(1,021,079)	13,236
USD	70,774	SEK	755,171	08/20/24	JPMorgan Chase	(70,774)	(70,524)	250
Total Unrealized Appreciation								$189,607

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
AUD	590,635	USD	397,437	08/20/24	Goldman Sachs	$397,437	$385,866	$(11,571)
CAD	522,857	USD	381,078	08/19/24	JPMorgan Chase	381,078	378,673	(2,405)
EUR	1,400,719	USD	1,526,995	08/20/24	JPMorgan Chase	1,526,995	1,516,980	(10,015)
GBP	9,166,862	USD	11,875,738	08/20/24	JPMorgan Chase	11,875,738	11,776,415	(99,323)
NOK	1,889,732	USD	173,542	08/20/24	Goldman Sachs	173,542	172,902	(640)
NZD	16,404,631	USD	9,913,036	08/20/24	BNP Paribas	9,913,036	9,743,727	(169,309)
SEK	7,010,760	USD	661,185	08/20/24	BNP Paribas	661,185	654,724	(6,461)
USD	5,855,222	CHF	5,224,124	08/20/24	JPMorgan Chase	(5,855,222)	(5,945,409)	(90,187)
USD	5,739,590	JPY	905,842,977	08/20/24	JPMorgan Chase	(5,739,590)	(6,036,567)	(296,977)
Total Unrealized Depreciation								$(686,888)
Total Net Unrealized Appreciation/(Depreciation)								$(497,281)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Dec 2024	88	$7,528,950	$(58,975)
Corn Futures	USD	Dec 2024	481	9,613,987	(340,485)
Wheat Futures	USD	Dec 2024	296	8,169,600	(79,805)
					$(479,265)
Energy
Gasoline RBOB Futures	USD	Oct 2024	50	4,591,650	$72,564
Light Sweet Crude Oil Futures	USD	Oct 2024	203	15,438,150	219,548
Low Sulphur Gasoil Futures	USD	Nov 2024	75	5,561,250	39,248
Natural Gas Futures	USD	Oct 2024	479	12,621,650	(101,347)
NY Harbor ULSD Futures	USD	Oct 2024	40	4,129,608	27,407
					$257,420
Foreign Exchange Contracts
GBP Currency Futures	USD	Sep 2024	64	5,144,400	$10,927

Index Contracts
E-Mini Financial Select Sector	USD	Sep 2024	16	2,171,400	$102,238
E-Mini Russell 1000 Value Index Futures	USD	Sep 2024	48	4,354,560	199,203
E-Mini Utilities Select Sector Futures	USD	Sep 2024	86	6,351,100	349,678
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2024	161	2,792,716	110,708
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2025	323	5,669,187	87,000
FTSE 100 Index Futures	GBP	Sep 2024	23	2,469,003	34,689
NASDAQ 100 E-Mini Futures	USD	Sep 2024	11	4,291,155	(190,606)
Nikkei 225 Index Futures OSE	JPY	Sep 2024	5	1,303,669	(12,309)
					$680,601
Industrial Metals
LME Lead Futures	USD	Sep 2024	28	1,452,129	$(126,589)
LME Lead Futures	USD	Nov 2024	34	1,780,087	21,997
LME Nickel Futures	USD	Sep 2024	45	4,449,908	(633,136)
LME Nickel Futures	USD	Nov 2024	53	5,298,650	180,181
LME Primary Aluminum Futures	USD	Sep 2024	124	7,005,039	(1,241,280)
LME Primary Aluminum Futures	USD	Nov 2024	145	8,326,806	83,004
LME Zinc Futures	USD	Sep 2024	66	4,373,787	(448,036)
LME Zinc Futures	USD	Nov 2024	78	5,238,714	31,181
					$(2,132,678)
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Sep 2024	344	30,613,746	$134,522
Long Gilt Futures	GBP	Sep 2024	629	80,161,764	839,178
U.S. Treasury 5 Year Note Futures	USD	Sep 2024	102	11,004,844	16,422
U.S. Treasury Long Bond Futures	USD	Sep 2024	153	18,479,531	126,313
					$1,116,435
Precious Metals
Copper Futures	USD	Dec 2024	112	11,802,000	$155,790
Silver Futures	USD	Dec 2024	77	11,306,295	257,817
					$413,607
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Sep 2024	(88)	(7,563,600)	$59,487
Corn Futures	USD	Sep 2024	(481)	(9,205,138)	359,402
Wheat Futures	USD	Sep 2024	(296)	(7,803,300)	77,407
					$496,296
Energy
Gasoline RBOB Futures	USD	Aug 2024	(50)	(5,129,250)	$(87,393)
Light Sweet Crude Oil Futures	USD	Aug 2024	(203)	(15,815,730)	(231,702)
Low Sulphur Gasoil Futures	USD	Sep 2024	(75)	(5,572,500)	(34,852)
Natural Gas Futures	USD	Aug 2024	(479)	(9,752,440)	132,554
NY Harbor ULSD Futures	USD	Aug 2024	(40)	(4,096,344)	(25,349)
					$(246,742)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell (continued)
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2024	(61)	$(3,997,330)	$(3,744)
CAD Currency Futures	USD	Sep 2024	(79)	(5,734,610)	29,734
EUR Currency Futures	USD	Sep 2024	(21)	(2,848,125)	(2,637)
JPY Currency Futures	USD	Sep 2024	(17)	(1,422,050)	(45,104)
					$(21,751)
Index Contracts
Hang Seng Index Futures	HKD	Aug 2024	(2)	(222,081)	$(1,266)
EURO Stoxx 50 Index Futures	EUR	Sep 2024	(155)	(8,215,195)	136,879
S&P 500 E-Mini Index Futures	USD	Sep 2024	(29)	(8,059,100)	(27,619)
E-Mini Russell 2000 Index Futures	USD	Sep 2024	(149)	(16,933,850)	(1,280,414)
					$(1,172,420)
Industrial Metals
LME Lead Futures	USD	Sep 2024	(62)	(3,215,429)	$50,337
LME Nickel Futures	USD	Sep 2024	(98)	(9,690,910)	204,529
LME Primary Aluminum Futures	USD	Sep 2024	(269)	(15,196,415)	862,994
LME Zinc Futures	USD	Sep 2024	(144)	(9,542,808)	277,868
					$1,395,728
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Sep 2024	(409)	(30,789,087)	$(164,479)
10YR JGB Mini Futures	JPY	Sep 2024	(452)	(42,889,831)	18,752
10YR U.S. Treasury Note Futures	USD	Sep 2024	(326)	(36,450,875)	(82,044)
EURO Bund Futures	EUR	Sep 2024	(45)	(6,511,916)	(59,854)
					$(287,625)
Precious Metals
Copper Futures	USD	Sep 2024	(112)	(11,694,200)	$(162,023)
Silver Futures	USD	Sep 2024	(77)	(11,141,130)	(254,313)
					$(416,336)
Total Net Unrealized Appreciation (Depreciation)					$(385,803)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$1,320,518	10/28/24	Bank of America	(0.06)%	Bloomberg Energy Index	At Maturity	$—	$57,828
USD	1,577,827	10/28/24	Bank of America	(0.06)%	Bloomberg Agriculture Index	At Maturity	—	54,459
USD	39,828,473	10/28/24	Bank of America	ML Least Shorted REIT CS Custom Basket	5.63%	Monthly	—	1,112,694
USD	24,288,329	10/28/24	Bank of America	BAML USD Custom Equity Basket(a)	5.78%	Monthly	—	915,712
USD	14,789,179	10/28/24	Bank of America	BAML Equity Buyback USD Basket(a)	5.78%	Monthly	—	380,716
USD	24,700,000	09/20/24	Barclays Bank PLC	iBoxx $ Liquid High Yield Index	5.33%	Quarterly	—	524,225
USD	43,901,519	10/25/24	Barclays Bank PLC	Barclays EFS Custom Commodity Basket 18(a)	0.00%	At Maturity	—	375,654

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$43,800,888	10/25/24	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index	0.20%	At Maturity	—	$262,202
USD	46,317,003	10/25/24	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(a)	0.15%	At Maturity	—	316,438
USD	42,142,087	10/25/24	Barclays Bank PLC	Shiller Barclays CAPE US Mid - Month Sector Market Hedged ER Index(a)	0.60%	At Maturity	—	273,175
USD	19,700,000	09/20/24	BNP Paribas	iBoxx $ Liquid High Yield Index	5.33%	Quarterly	—	64,007
USD	22,223,682	10/25/24	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net Index(a)	0.30%	At Maturity	—	166,570
USD	33,999,673	10/25/24	BNP Paribas	BNP Paribas PPP Long Term Value G10 USD Index(a)	0.00%	At Maturity	—	701,897
USD	44,025,662	10/25/24	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(a)	0.08%	At Maturity	—	87,069
USD	9,160,128	10/25/24	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(a)	0.50%	At Maturity	—	42,442
EUR	44,630,477	10/25/24	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(a)	0.00%	At Maturity	—	727,208
USD	17,172,601	10/28/24	Citigroup	Citi Equity US Tech Congestion Index Series 1(c)	0.00%	At Maturity	—	102,664
USD	1,597,034	12/02/24	Citigroup	(5.23)%	Vanguard FTSE Emerging Market	Monthly	—	26,245
USD	2,451,498	02/14/25	Citigroup	(5.23)%	Chesapeake Energy Corp.	Monthly	—	197,549
USD	1,491,822	02/14/25	Citigroup	Juniper Networks, Inc.	5.68%	Monthly	—	30,289
USD	850,036	02/24/25	Citigroup	(5.23)%	Synopsys, Inc.	Monthly	—	84,021
USD	1,723,245	03/07/25	Citigroup	Catalent, Inc.	5.68%	Monthly	—	57,311
USD	480,826	03/07/25	Citigroup	Haynes International, Inc.	5.68%	Monthly	—	1,946
USD	8,118,909	03/24/25	Citigroup	(5.23)%	Vanguard FTSE Emerging Market	Monthly	—	133,422
USD	136,216	03/28/25	Citigroup	(5.23)%	Vanguard FTSE Emerging Market	Monthly	—	2,239

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$1,287,394	03/28/25	Citigroup	Vizio Holding Corp.	5.68%	Monthly	—	$10,640
USD	11,393	04/23/25	Citigroup	(5.23)%	Vanguard FTSE Emerging Market	Monthly	—	187
USD	2,022,367	05/05/25	Citigroup	Nuvei Corp. Subordinate VTG	5.68%	Monthly	—	38,604
USD	1,446,990	06/02/25	Citigroup	HashiCorp., Inc.	5.68%	Monthly	—	16,916
USD	2,444,766	06/09/25	Citigroup	Allete, Inc.	5.68%	Monthly	—	50,288
USD	1,493,756	06/09/25	Citigroup	Perficient, Inc.	5.68%	Monthly	—	11,578
USD	2,461,775	06/16/25	Citigroup	Squarespace, Inc.	5.68%	Monthly	—	25,327
USD	1,912,960	07/07/25	Citigroup	Stericycle, Inc.	5.68%	Monthly	—	981
USD	2,419,958	07/07/25	Citigroup	(5.23)%	ConocoPhillips	Monthly	—	28,602
USD	2,462,662	07/14/25	Citigroup	Powerschool Holdings, Inc.	5.68%	Monthly	—	8,764
USD	506,134	09/01/25	Citigroup	(5.23)%	Wesbanco, Inc.	Monthly	—	2,780
USD	1,954,957	10/28/24	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	—	10,903
USD	45,532,635	10/28/24	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(a)	0.00%	At Maturity	—	803,927
USD	44,079,439	10/28/24	Goldman Sachs	Goldman Sachs Commodity Strategy Index(a)	0.00%	At Maturity	—	725
USD	40,868,971	10/28/24	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy(a)	0.40%	At Maturity	—	272,357
USD	44,900,497	10/28/24	Goldman Sachs	Goldman Sachs DISP U.S. Index(a)	0.00%	At Maturity	—	166,380
USD	24,782,553	10/28/24	Goldman Sachs	Goldman Sachs VVOL Carry ER(a)	0.00%	At Maturity	—	30,675
GBP	2,061,553	03/27/25	Goldman Sachs	Virgin Money U.K. PLC	5.68%	Monthly	—	15,485
GBP	448,987	03/28/25	Goldman Sachs	Virgin Money U.K. PLC	5.68%	Monthly	—	3,372
GBP	69,069	05/01/25	Goldman Sachs	Darktrace PLC	5.68%	Monthly	—	976
GBP	1,503,039	05/02/25	Goldman Sachs	Darktrace PLC	5.68%	Monthly	—	21,240
GBP	1,402,422	07/11/25	Goldman Sachs	Keywords Studios PLC	5.68%	Monthly	—	240
USD	39,807,511	10/17/24	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	8,650
USD	43,652,458	10/17/24	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(a)	0.35%	At Maturity	—	136,701
USD	44,495,019	10/17/24	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(a)	0.25%	At Maturity	—	7,518

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$43,883,255	10/17/24	Morgan Stanley	Morgan Stanley LTC0 4% volatility target(a)	0.00%	At Maturity	—	$239,785
USD	44,011,654	10/28/24	Societe Generale	SGI Coda Index(a)	0.25%	At Maturity	—	150,357
							$—	$8,761,940

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$34,622,121	10/25/24	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(a)	0.00%	Monthly	$—	$(422,070)
USD	39,785,366	10/28/24	Bank of America	(5.03)%	ML Most Shorted REIT CS Custom Basket	Monthly	—	(1,008,002)
USD	41,194,455	10/28/24	BNP Paribas	Alerian MLP Infrastructure Index (TR)	6.23%	Monthly	—	(1,083,650)
USD	2,003,969	11/25/24	Citigroup	(5.23)%	Chevron Corp.	Monthly	—	(68,982)
USD	348,887	12/02/24	Citigroup	(5.23)%	Chevron Corp.	Monthly	—	(12,010)
USD	1,013,701	12/02/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.68%	Monthly	—	(27,819)
USD	2,339,833	02/14/25	Citigroup	Southwestern Energy Co.	5.68%	Monthly	—	(143,047)
USD	8,681,860	03/24/25	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.68%	Monthly	—	(238,260)
USD	182,755	03/28/25	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.68%	Monthly	—	(5,015)
USD	1,571,971	03/28/25	Citigroup	(5.23)%	Capital One Financial Corp.	Monthly	—	(170,189)
USD	2,528,514	05/12/25	Citigroup	Endeavor Group Holding	5.68%	Monthly	—	(1,843)
USD	2,133,412	05/12/25	Citigroup	(5.23)%	Schlumberger, Ltd.	Monthly	—	(141,819)
USD	1,687,010	06/02/25	Citigroup	(5.23)%	UMB Financial Corp.	Monthly	—	(307,991)
USD	1,453,962	06/23/25	Citigroup	(5.23)%	Southstate Corp.	Monthly	—	(386,880)
USD	490,339	07/07/25	Citigroup	Surmodics, Inc.	5.68%	Monthly	—	(8,153)
USD	964,126	07/14/25	Citigroup	(5.23)%	Noble Corp. PLC	Monthly	—	(75,281)
USD	491,363	07/28/25	Citigroup	Silk Road Medical, Inc.	5.68%	Monthly	—	(727)
USD	1,513,235	08/11/25	Citigroup	Paramount Global	5.68%	Monthly	—	(30,543)
USD	174,600	08/25/25	Citigroup	(5.23)%	Cleveland-Cliffs, Inc.	Monthly	—	(559)
USD	500,103	09/01/25	Citigroup	Bally's Corp.	5.68%	Monthly	—	(898)
USD	502,026	09/01/25	Citigroup	Everi Holdings, Inc.	5.68%	Monthly	—	(1,357)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$21,406,419	10/28/24	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(a)	(0.60)%	At Maturity	—	$(441,287)
USD	1,370,800	10/28/24	Goldman Sachs	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	—	(20,823)
USD	43,690,722	10/28/24	Goldman Sachs	Goldman Sachs Commodity COT Strategy COT3(a)	0.00%	At Maturity	—	(63,911)
GBP	2,547,867	02/14/25	Goldman Sachs	(4.78)%	Barratt Developments PLC	Monthly	—	(114,669)
GBP	541,502	04/10/25	Goldman Sachs	Spirent Communications PLC	5.68%	Monthly	—	(22,871)
GBP	263,963	04/11/25	Goldman Sachs	Spirent Communications PLC	5.68%	Monthly	—	(11,149)
GBP	362,454	04/14/25	Goldman Sachs	Spirent Communications PLC	5.68%	Monthly	—	(15,309)
GBP	255,753	04/15/25	Goldman Sachs	Spirent Communications PLC	5.68%	Monthly	—	(10,802)
SEK	1,525,788	05/15/25	Goldman Sachs	OX2 AB	4.21%	Monthly	—	(5,029)
CAD	745,467	06/20/25	Goldman Sachs	(4.42)%	National Bank of Canada	Monthly	—	(37,706)
EUR	2,515,538	06/23/25	Goldman Sachs	(3.66)%	Sampo OYJ	Monthly	—	(54,601)
GBP	1,077,195	07/10/25	Goldman Sachs	Keywords Studios PLC	5.68%	Monthly	—	(1,599)
USD	24,989,997	10/17/24	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	(234,143)
USD	17,859,958	10/17/24	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(a)	0.00%	At Maturity	—	(562,231)
USD	42,773,436	10/17/24	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(a)	0.80%	At Maturity	—	(194,052)
USD	20,400,000	10/28/24	JPMorgan Chase	J.P. Morgan EMBI Global Core	6.18%	At Maturity	—	(32,246)
USD	37,229,106	10/28/24	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(d)	0.15%	At Maturity	—	(738,794)
USD	45,788,898	10/28/24	Societe Generale	SGI VRR US Index - Vol Roll on Rates (USD - Excess Return)(a)	0.25%	At Maturity	—	(193,645)
USD	42,389,006	10/28/24	Societe Generale	SG US Trend Index(b)	0.30%	At Maturity	—	(10,043)
							$—	$(6,900,005)
Total							$—	$1,861,935

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2024 (unaudited)

(a)	The index constituents are available on the Fund’s website.
(b)	The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).
(c)	The index intends to track the performance of a strategy that trades the daily trend of the Nasdaq Global Index.
(d)	The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

WRITTEN OPTIONS

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
26	Goldman Sachs	S&P 500 Index, strike @ $5,540	08/16/24	$(2,600)	$(178,534)	$(170,170)	$8,364

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to UBS Asset Management (Americas) LLC, the Fund’s investment adviser (“UBS AM” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$27,019,109	$14,283,700	$—	$41,302,809
United States Treasury Obligations	—	183,960,830	—	183,960,830
Short-term Investments	52,571,459	—	—	52,571,459
	$79,590,568	$198,244,530	$—	$277,835,098
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$189,607	$—	$189,607
Futures Contracts	5,309,558	—	—	5,309,558
Swap Contracts	—	8,761,940	—	8,761,940
	$5,309,558	$8,951,547	$—	$14,261,105

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$686,888	$—	$686,888
Futures Contracts	5,695,361	—	—	5,695,361
Swap Contracts	—	6,900,005	—	6,900,005
Written Options	170,170	—	—	170,170
	$5,865,531	$7,586,893	$—	$13,452,424

*	Other financial instruments include unrealized appreciation (depreciation) on forwards, futures, and swaps. Written options are reported at value.

During the period ended July 31, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (83.5%)
Advertising (0.4%)
$7,666	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	05/03/28	9.594	$7,656,761

Aerospace & Defense (3.7%)
2,623	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750%(1),(2)	(NR, NR)	01/31/28	14.208	2,641,168
6,000	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 7.500%(1),(2)	(NR, NR)	02/15/30	12.950	6,037,500
2,873	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	02/15/29	9.350	2,885,803
18,390	Amentum Government Services Holdings LLC(2),(3)	(BB-, Ba3)	07/30/31	0.000	18,458,962
4,368	Arcline FM Holdings LLC, 3 mo. USD Term SOFR + 4.750%(1)	(B, B3)	06/23/28	10.346	4,391,948
3,042	Bleriot U.S. Bidco, Inc.(3)	(B, B2)	10/31/30	0.000	3,061,606
4,899	Brown Group Holding LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	07/02/29	8.280	4,902,819
6,126	Brown Group Holding LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	07/01/31	8.029	6,133,056
1,929	Fly Funding II SARL, 3 mo. USD LIBOR + 1.750%(1)	(CCC+, B2)	08/11/25	7.330	1,882,756
2,993	KBR, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba1)	01/17/31	7.594	2,999,981
2,579	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/22/28	8.208	2,585,883
3,730	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	09/22/28	8.844	3,742,990
13,351	Peraton Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B, B1)	02/01/28	9.194	13,373,778
2,296	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	02/28/31	7.843	2,304,295
					75,402,545
Air Transportation (0.1%)
1,995	United Airlines, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(BB+, Ba1)	02/22/31	8.033	2,005,334

Auto Parts & Equipment (2.2%)
8,928	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/06/28	9.458	8,993,345
11,056	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	05/06/30	7.844	11,099,415
427	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(1)	(B+, B1)	03/30/27	10.252	424,731
2,361	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(1)	(B+, B1)	03/30/27	10.514	2,352,046
1,344	Garrett LX I SARL, 3 mo. USD Term SOFR + 2.750%(1)	(BB+, Ba1)	04/30/28	8.002	1,348,683
2,729	Jason Group, Inc., 3 mo. USD Term SOFR + 6.000%, 0.000% PIK(1),(4)	(NR, WR)	08/28/25	11.591	2,483,483
5,378	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	04/23/31	8.344	5,389,186
7,091	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	02/08/28	9.194	6,404,890
6,846	TI Group Automotive Systems LLC, 1 mo. EURIBOR + 3.250%(1),(5)	(BBB-, Ba2)	12/16/26	6.854	7,471,692
					45,967,471
Banking (0.3%)
5,955	Citco Funding LLC(3)	(BB, Ba2)	04/27/28	0.000	5,979,515

Beverages (0.1%)
2,979	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/13/30	9.600	2,987,719

Brokerage (0.3%)
7,194	DRW Holdings LLC, 6 mo. USD Term SOFR + 3.500%(1)	(BB-, Ba3)	06/17/31	8.588	7,203,985

Building & Construction (0.9%)
5,449	Latham Pool Products, Inc., 1 mo. USD Term SOFR + 4.000%(1),(2)	(BB-, B2)	02/23/29	9.444	5,203,476
4,187	Pike Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	01/21/28	8.458	4,212,247
957	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba2)	04/14/31	7.844	960,852
4,988	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(NR, Ba2)	03/19/29	7.594	5,006,777
2,988	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	10/29/27	9.458 - 9.514	3,009,022
					18,392,374
Building Materials (2.4%)
2,585	Core & Main LP, 3 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	02/09/31	7.589	2,595,814
6,678	Core & Main LP, 3 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	07/27/28	7.339	6,697,696
8,476	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	04/12/28	8.679	8,053,380
3,598	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(1)	(B, B2)	08/01/28	10.954	3,604,709
9,369	Foundation Building Materials Holding Co. LLC(3)	(B, B2)	01/31/28	0.000	9,264,090
5,721	Gulfside Supply, Inc., 3 mo. USD Term SOFR + 3.000%(1),(2)	(B, B2)	06/17/31	8.286	5,742,498
6,162	GYP Holdings III Corp., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba1)	05/12/30	7.594	6,189,488
3,873	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 3.500%(1)	(BB-, B1)	03/28/31	8.844	3,890,642

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials (continued)
$2,824	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.250%(1)	(B, B1)	04/29/29	9.585	$2,807,956
					48,846,273
Cable & Satellite TV (0.7%)
1,293	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(1)	(B-, Caa1)	10/31/27	10.301	1,120,437
4,843	Charter Communications Operating LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	12/07/30	7.332	4,807,875
7,000	Ziggo BV, 1 mo. EURIBOR + 3.000%(1),(5)	(B+, B1)	01/31/29	6.611	7,478,880
1,000	Ziggo Financing Partnership(3)	(B+, B1)	04/30/28	0.000	985,100
					14,392,292
Chemicals (4.0%)
2,415	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(1)	(B, B1)	08/27/26	10.074	2,424,657
4,000	CeramTec AcquiCo GmbH, 3 mo. EURIBOR + 3.500%(1),(5)	(B, B1)	03/16/29	7.294	4,335,780
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(1)	(CC, Ca)	12/29/28	13.346	2,077,343
3,477	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(1)	(CCC, Caa2)	12/29/27	9.346	2,878,199
1,854	Eastman Chemical Co., 3 mo. USD Term SOFR + 5.250%(1)	(B, B2)	11/01/28	10.846	1,679,086
4,303	Element Solutions, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	12/18/30	7.344	4,320,292
8,124	Hexion Holdings Corp., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	03/15/29	9.977	8,076,367
4,180	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(1)	(BB, Ba3)	04/02/29	9.694	4,184,749
6,814	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB, Ba3)	02/18/30	8.594	6,794,785
2,588	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.750%(1)	(NR, Ba3)	02/07/31	9.094	2,597,618
3,764	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	09/30/28	8.944	3,765,623
1,113	Nouryon Finance BV, 3 mo. USD Term SOFR + 3.500%(1)	(B+, B2)	04/03/28	8.821	1,120,694
2,654	Nouryon Finance BV, 3 mo. USD Term SOFR + 3.500%(1)	(B+, B2)	04/03/28	8.826	2,673,052
5,108	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B3)	04/23/29	9.704	5,005,604
11,074	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(1)	(CCC, Caa1)	10/15/25	10.136	8,949,123
2,067	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B, B3)	12/22/28	9.594	2,074,854
5,416	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.500%(1)	(B, B3)	12/22/28	9.844	5,445,727
2,001	SK Neptune Husky Finance SARL(2),(6),(7)	(NR, WR)	04/30/24	0.000	900,578
9,227	SK Neptune Husky Group SARL(6),(7)	(D, WR)	01/03/29	0.000	158,609
10,161	Vantage Specialty Chemicals, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	10/26/26	10.077	10,167,848
2,187	Zep, Inc., 3 mo. USD Term SOFR + 4.000%(1),(2),(8)	(NR, NR)	10/02/28	9.335	2,103,203
					81,733,791
Discount Stores (0.1%)
2,750	Peer Holding III BV(3)	(BB, Ba2)	06/20/31	0.000	2,765,469

Diversified Capital Goods (1.7%)
11,225	Dynacast International LLC, 3 mo. USD Term SOFR + 4.750%(1)	(CCC+, B2)	07/22/25	10.197	10,811,454
1,964	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(1)	(CCC-, Caa2)	10/22/25	14.697	1,454,465
9,395	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	03/15/30	8.344	9,440,997
13,078	Vertiv Group Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	03/02/27	7.337	13,138,144
					34,845,060
Electronics (3.1%)
7,910	Entegris, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BB, Baa3)	07/06/29	7.085	7,936,304
9,833	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B, B3)	10/08/28	9.846	9,823,788
11,906	Idemia Group, 3 mo. USD Term SOFR + 4.250%(1)	(B, B2)	09/30/28	9.585	11,966,887
7,000	Idemia Identity & Security France SAS, 3 mo. EURIBOR + 4.000%(1),(5)	(B, B2)	09/30/28	7.722	7,603,105
8,870	II-VI, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba1)	07/02/29	7.844	8,907,624
1,548	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	03/02/29	12.279	1,315,476
6,187	Ingram Micro, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(BB-, B1)	06/30/28	8.596	6,232,005
1,000	MaxLinear, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	06/23/28	7.714	991,250
6,903	MKS Instruments, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba1)	08/17/29	7.597	6,939,256
1,800	SolarWinds Holdings, Inc.(2),(3)	(B+, NR)	02/05/30	0.000	1,809,000
					63,524,695
Energy - Exploration & Production (0.8%)
578	AL GCX Holdings LLC(3)	(B+, Ba3)	05/17/29	0.000	579,419
1,637	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	12/06/30	7.818	1,641,898
13,365	CQP Holdco LP, 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	12/31/30	7.585	13,410,645

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Energy - Exploration & Production (continued)
$1,629	GIP Pilot Acquisition Partners LP, 3 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	10/04/30	7.818	$1,638,749
16,185	PES Holdings LLC, 3.000% PIK(1),(2),(4),(6)	(NR, WR)	12/31/24	3.000	242,776
					17,513,487
Environmental (0.7%)
3,380	Clean Harbors, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	10/08/28	7.208	3,401,921
901	Covanta Holding Corp. (2024 Term Loan B)(3)	(BB, Ba2)	11/30/28	0.000	903,754
49	Covanta Holding Corp. (2024 Term Loan C)(3)	(BB, Ba2)	11/30/28	0.000	49,386
760	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	06/27/31	7.321	763,733
2,671	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1),(2)	(B-, Caa1)	08/31/28	9.708	2,517,413
4,519	Patriot Container Corp., 1 mo. USD Term SOFR + 3.750%(1)	(CCC, B3)	03/20/25	9.194	4,408,940
2,106	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	02/22/31	7.577	2,101,385
					14,146,532
Food & Drug Retailers (0.7%)
5,388	Sharp Services LLC, 3 mo. USD Term SOFR + 3.750%(1),(2)	(B-, B3)	12/31/28	9.085	5,428,315
8,879	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(CCC+, Caa2)	12/21/27	9.346	6,825,737
2,923	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(1)	(CCC-, Ca)	12/21/28	12.633	1,520,121
					13,774,173
Food - Wholesale (1.4%)
11,249	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B3)	07/31/28	8.843	11,293,138
2,000	Froneri International Ltd., 6 mo. EURIBOR + 2.125%(1),(5)	(BB-, Ba3)	01/29/27	5.715	2,160,142
6,104	Froneri International Ltd.(3)	(BB-, Ba3)	01/29/27	0.000	6,120,482
5,872	UTZ Quality Foods LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	01/20/28	8.094	5,897,412
4,223	Zara U.K. Midco Ltd., 6 mo. EURIBOR + 5.750%(1),(5)	(B-, Caa1)	08/01/28	9.582	3,668,265
					29,139,439
Gaming (0.9%)
5,993	Arcis Golf LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	11/24/28	9.211	6,027,131
2,429	Caesars Entertainment, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba3)	02/06/30	8.097	2,441,335
3,668	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B2)	01/27/29	9.079	3,681,351
3,577	Light & Wonder International, Inc., 3 mo. USD Term SOFR + 2.250%(1),(2)	(BB, Ba1)	04/14/29	7.585	3,606,199
3,013	PENN Entertainment, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba3)	05/03/29	8.194	3,028,399
					18,784,415
Gas Distribution (0.9%)
2,540	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	04/13/28	8.564	2,552,578
7,226	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	10/31/28	8.598	7,265,715
8,833	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B+, B2)	02/16/28	8.752	8,880,216
					18,698,509
Health Facilities (2.0%)
5,114	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	08/02/28	10.014	5,024,671
2,909	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(1)	(B-, Caa1)	09/30/27	12.935	2,604,084
4,772	Insulet Corp., U.S. (Fed) Prime Rate + 1.500%(1)	(NR, NR)	08/04/30	10.000	4,759,613
3,218	Insulet Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba2)	05/04/28	8.344	3,227,239
3,940	Loire Finco Luxembourg SARL, 1 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	04/21/27	9.194	3,926,234
17,355	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(1),(4)	(NR, Caa2)	08/18/28	12.108	12,322,109
4,562	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(1),(2)	(B-, B2)	05/18/28	12.108	4,618,789
4,844	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B, Ba3)	12/19/30	8.095	4,863,340
					41,346,079
Health Services (4.1%)
10,963	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(1)	(B-, B3)	12/23/27	8.833	10,709,612
1,531	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(1)	(B-, B3)	12/23/27	11.094	1,541,335
14,040	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	02/15/29	8.594	14,035,315
2,170	Concentra Health Services, Inc.(2),(3)	(BB, Ba1)	07/28/31	0.000	2,178,156
1,351	EyeCare Partners LLC, 3 mo. USD Term SOFR + 4.610%(1)	(CCC+, Caa3)	11/30/28	9.990	837,542
2,469	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 4.750%(1)	(B, B3)	12/12/28	10.085	2,484,099

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services (continued)
$9,333	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	08/11/28	9.304	$9,397,936
4,741	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(1)	(D, Ca)	12/17/29	12.208	2,314,051
1,477	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(CCC, Caa1)	12/18/28	9.458	1,078,423
4,373	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B1)	03/15/31	8.585	4,396,336
3,593	Packaging Coordinators Midco, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	11/30/27	8.585	3,610,759
9,054	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 3.000%(1),(2)	(B, B2)	12/29/27	8.335	9,110,198
4,360	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK(1),(4)	(B-, B3)	01/31/29	8.845 - 10.588	4,145,840
708	Select Medical Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba1)	03/06/27	8.344	709,424
4,433	Southern Veterinary Partners LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	10/05/27	9.094	4,464,045
12,229	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	12/15/27	10.036	12,264,765
1,933	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	01/15/28	9.852	1,799,350
					85,077,186
Hotels (0.9%)
7,202	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.250%(1)	(B+, B1)	08/17/28	8.594	7,240,107
1,029	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.500%(1)	(B+, B1)	05/31/30	8.844	1,036,292
3,022	Hilton Domestic Operating Co., Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Baa2)	11/08/30	7.100	3,032,241
1,576	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 2.250%(1)	(NR, Ba3)	05/18/30	7.594	1,581,793
5,000	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	05/24/30	7.094	5,009,375
					17,899,808
Insurance Brokerage (4.7%)
8,803	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	11/06/30	8.835	8,850,790
11,549	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, Ba3)	02/19/28	7.708	11,583,892
5,949	Ardonagh Midco 3 PLC(2),(3)	(B-, B3)	02/17/31	0.000	5,953,002
7,589	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/14/31	8.844	7,622,686
3,383	Howden Group Holdings Ltd., 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/18/30	9.252	3,393,115
7,058	Howden Group Holdings Ltd., 1 mo. EURIBOR + 4.000%(1),(5)	(B, B2)	02/15/31	7.625	7,666,356
5,583	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/15/31	8.844	5,602,283
21,604	HUB International Ltd., 3 mo. USD Term SOFR + 3.000%, 2 mo. USD Term SOFR + 3.000%(1)	(NR, NR)	06/20/30	8.225	21,655,181
21,604	HUB International Ltd., 3 mo. USD Term SOFR + 3.250%(1)	(NR, NR)	06/20/30	8.532	21,655,181
1,990	Ryan Specialty Group LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	09/01/27	8.094	1,999,612
					95,982,098
Investments & Misc. Financial Services (6.0%)
7,528	Altisource Solutions SARL, 3 mo. USD Term SOFR + 8.750%(1),(9)	(CCC-, Caa2)	04/30/25	14.185	4,351,359
11,192	Ankura Consulting Group LLC, 6 mo. USD Term SOFR + 4.250%(1)	(B-, B3)	03/17/28	9.389	11,261,701
11,190	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	08/02/28	8.958	11,228,312
13,371	Citadel Securities LP, 1 mo. USD Term SOFR + 2.250%(1)	(BBB-, Baa3)	07/29/30	7.594	13,429,371
3,110	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	05/19/31	7.344	3,114,674
4,171	CTC Holdings LP, 3 mo. USD Term SOFR + 5.000%(1),(2)	(B+, B1)	02/20/29	10.477	4,160,640
2,895	Deerfield Dakota Holding LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	04/09/27	9.085	2,898,575
4,333	Franklin Square Holdings LP(2),(3)	(BB, Ba1)	04/25/31	0.000	4,337,984
6,251	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(CCC+, Caa1)	04/29/29	10.002	4,907,382
14,850	GTCR W Merger Sub LLC, 3 mo. USD Term SOFR + 3.000%(1)	(BB, Ba3)	01/31/31	8.335	14,904,574
2,809	HighTower Holdings LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	04/21/28	9.541	2,815,715
5,092	Hudson River Trading LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	03/20/28	8.458	5,099,535
4,616	Jane Street Group LLC, 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba2)	01/26/28	7.958	4,631,947
1,427	Jump Financial LLC, 3 mo. USD Term SOFR + 4.500%(1),(2)	(BB-, Ba2)	08/07/28	10.096	1,426,791
6,074	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B-, Ba3)	08/18/28	8.335	6,084,430
5,522	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%(1)	(B, B2)	04/30/27	12.096	5,394,372
8,372	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	02/24/28	9.094	8,397,307
6,500	Sedgwick Claims Management Services, Inc.(3)	(B+, B2)	02/24/28	0.000	6,519,402

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Investments & Misc. Financial Services (continued)
$7,557	VFH Parent LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	06/21/31	8.094	$7,573,164
997	Walker & Dunlop, Inc., 1 mo. USD Term SOFR + 2.250%(1),(2)	(BB+, Ba1)	12/16/28	7.694	1,001,183
					123,538,418
Life Insurance (0.8%)
2,311	OneDigital Borrower LLC(2),(3)	(CCC+, Caa2)	07/02/31	0.000	2,305,626
6,154	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	07/02/31	8.594	6,142,895
6,250	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B, B2)	05/06/31	8.585	6,277,344
986	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 4.750%(1)	(CCC+, Caa2)	05/06/32	10.085	1,015,143
					15,741,008
Machinery (1.7%)
7,104	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B1)	02/07/29	8.682	6,997,483
4,911	Alloy Finco Ltd., 6 mo. GBP LIBOR + 0.500%, 0.500% Cash, 13.500% PIK(1),(4),(10)	(NR, NR)	03/06/25	19.219	5,645,392
4,701	Alloy Finco Ltd., 0.500% Cash, 13.500% PIK(4),(9)	(NR, NR)	03/06/25	14.000	4,583,434
656	Clark Equipment Co., 3 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	04/20/29	7.321	656,991
7,641	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(1)	(B, B2)	09/28/28	9.843	7,537,828
984	Generac Power Systems, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	06/12/31	7.084	987,943
5,049	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%(1)	(B, B3)	08/30/30	11.344	5,014,576
4,504	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B1)	08/31/28	8.844	4,520,621
					35,944,268
Media - Diversified (0.6%)
11,383	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B2)	12/29/28	9.094	11,419,526
3,069	Technicolor Creative Studios(2),(5),(6),(7),(8)	(NR, NR)	08/06/33	0.000	0
2,047	United Talent Agency LLC, 1 mo. USD Term SOFR + 3.750%(1),(2)	(B+, B2)	07/07/28	9.082	2,059,399
					13,478,925
Media Content (0.3%)
2,877	Aragorn Parent Corp., 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/15/28	9.595	2,898,726
4,230	WMG Acquisition Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	01/24/31	7.344	4,240,814
					7,139,540
Medical Products (1.7%)
3,960	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(1)	(B-, B1)	10/13/29	10.335	3,852,053
13,867	Medline Borrower LP, 1 mo. USD Term SOFR + 2.750%(1)	(B+, Ba3)	10/23/28	8.097	13,926,363
5,650	Sotera Health Holdings LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB-, B1)	05/30/31	8.594	5,647,373
9,909	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	07/02/25	9.208	9,857,304
1,500	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 7.750%(1),(9)	(CCC, Caa3)	07/02/26	13.208	1,492,972
					34,776,065
Packaging (2.9%)
2,204	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 9.000%(1)	(CCC-, Caa3)	06/07/26	14.585	907,904
6,720	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 5.000%(1)	(CCC+, Caa1)	12/07/25	10.585 - 10.596	5,267,048
4,500	Berlin Packaging LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	06/09/31	9.091 - 9.095	4,523,310
3,939	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.250%, 0.750% PIK(1),(4)	(B-, B3)	12/31/26	10.545	3,791,329
662	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 4.250%, 0.750% PIK(1),(4),(5)	(B-, B3)	12/31/26	8.698	692,235
462	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK(1),(4),(5)	(CCC-, Caa3)	12/30/27	10.698	97,575
347	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK(1),(4),(5)	(CCC-, Caa2)	12/30/27	10.698	334,892
2,098	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.362%, 6.900% PIK(1),(4)	(CCC-, Caa2)	12/31/27	12.545	1,869,433
2,797	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.362%, 6.900% PIK(1),(4)	(CCC-, Caa3)	12/31/27	12.545	552,444
10,966	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	04/15/27	8.837	11,015,245
15,861	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	09/15/28	9.301 - 9.322	15,935,380
7,349	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	04/14/31	8.829	7,361,023

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Packaging (continued)
$7,688	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	03/03/28	8.708	$7,674,036
					60,021,854
Personal & Household Products (1.8%)
16,527	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	12/21/28	8.094	16,611,322
7,865	Keter Group BV, 3 mo. EURIBOR + 4.750%(1),(5)	(B+, B3)	12/28/29	8.386	8,218,741
7,901	Keter Group BV, 3 mo. EURIBOR + 0.025%, 5.000% PIK(1),(4),(5)	(CCC+, NR)	12/28/29	5.092	7,128,051
4,685	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1)	(NR, NR)	06/29/28	12.949	3,808,324
511	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1),(2)	(NR, NR)	06/29/28	12.894	508,683
					36,275,121
Pharmaceuticals (0.6%)
9,144	Certara LP, 3 mo. USD Term SOFR + 3.000%(1),(2)	(BB-, B1)	06/26/31	8.341	9,200,987
2,935	IQVIA, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Baa3)	01/02/31	7.335	2,953,360
					12,154,347
Rail (0.5%)
10,184	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	04/10/31	7.335	10,197,592

Real Estate Development & Management (0.5%)
10,460	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B3)	05/31/28	9.594	10,522,237

Real Estate Investment Trusts (0.6%)
2,821	Claros Mortgage Trust, Inc., 1 mo. USD Term SOFR + 4.500%(1),(2)	(B-, B1)	08/09/26	9.944	2,673,161
4,160	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 3.250%(1),(2)	(BB, Ba2)	07/26/26	8.694	4,180,312
4,864	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.750%(1),(2)	(BB, Ba2)	11/18/27	8.094	4,894,400
					11,747,873
Recreation & Travel (0.9%)
7,711	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%(1)	(B+, B2)	11/12/29	8.835	7,743,638
2,889	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	06/25/31	8.344	2,894,486
2,327	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB+, Ba2)	08/25/28	7.844	2,331,849
6,510	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	05/01/31	7.343	6,534,085
					19,504,058
Restaurants (1.7%)
5,897	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	09/20/30	7.094	5,879,956
7,168	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/01/28	9.708	7,192,484
14,742	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	12/15/27	8.099	14,767,696
1,719	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	07/21/28	8.958	1,723,743
1,207	Tacala LLC(3)	(B-, B3)	01/31/31	0.000	1,213,797
5,278	Whatabrands LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	08/03/28	8.094	5,288,215
					36,065,891
Software - Services (15.8%)
9,557	Applied Systems, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	02/24/31	8.835	9,622,343
6,878	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(1)	(B, B2)	08/02/29	10.852	6,914,470
2,671	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	03/03/28	9.764	2,680,222
10,592	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	10/09/26	9.708	9,795,621
5,777	Astra Acquisition Corp., 3 mo. USD Term SOFR + 6.750%(1)	(NR, Caa1)	02/25/28	12.095	5,076,608
7,056	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(1)	(CC, C)	10/25/28	10.585	2,363,858
2,181	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	01/31/31	8.094	2,185,261
1,164	CE Intermediate I LLC(3)	(B-, B3)	11/10/28	0.000	1,167,255
8,825	Celestica, Inc., 1 mo. USD Term SOFR + 1.750%(1),(2)	(BB, Ba1)	06/20/31	7.097	8,830,139
12,840	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	03/30/29	9.335	12,850,610
4,918	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B3)	12/29/27	9.477	4,534,001
2,500	CommerceHub, Inc.(2),(3)	(NR, B3)	12/29/27	0.000	2,412,500
9,505	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(1)	(NR, B2)	09/29/28	9.096	9,488,022
8,765	Corel Corp., 3 mo. USD Term SOFR + 5.000%(1)	(B-, B2)	07/02/26	10.447	8,806,894
5,691	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	10/16/28	9.208	5,351,596
15,420	Dayforce, Inc., 1 mo. USD Term SOFR + 2.500%(1),(2)	(BB-, Ba3)	02/26/31	7.844	15,468,188
843	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	10/16/26	9.344	788,703
2,083	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	02/19/29	12.344	1,807,430

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software – Services (continued)
$4,456	EAB Global, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	08/16/28	8.594	$4,453,666
986	EagleView Technology Corp., 3 mo. USD Term SOFR + 3.500%(1)	(CCC+, Caa1)	08/14/25	9.097	939,738
5,395	EverCommerce, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	07/06/28	8.458	5,421,736
2,765	Evertec Group LLC, 1 mo. USD Term SOFR + 3.250%(1),(2)	(BB-, Ba3)	10/30/30	8.594	2,785,819
2,048	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 3.250%(1),(2)	(B+, B2)	02/21/31	8.338	2,052,627
10,876	Flexera Software LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	03/03/28	8.826	10,932,642
4,783	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	11/09/29	7.344	4,798,371
1,750	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	05/30/31	7.099	1,752,887
4,838	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%(1)	(B, B3)	03/31/28	8.972	4,848,578
5,361	Instructure Holdings, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(NR, B1)	10/30/28	8.355	5,383,004
6,165	Johnstone Supply LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	06/07/31	8.332	6,188,119
5,927	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 4.000%(1)	(B+, B2)	11/11/30	9.310	5,974,939
4,272	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	05/02/29	9.852	3,773,548
1,869	Mosel Bidco SE, 3 mo. USD Term SOFR + 4.500%(1),(2)	(B, B2)	09/16/30	9.835	1,878,782
10,786	Open Text Corp., 1 mo. USD Term SOFR + 2.250%(1)	(BBB-, Ba1)	01/31/30	7.594	10,855,438
5,737	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	07/01/26	9.194	5,727,462
16,881	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	06/02/28	9.514	16,923,395
1,411	Press Ganey Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	04/30/31	8.844	1,411,057
17,395	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B, B2)	10/28/30	9.002	17,489,592
11,881	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	07/16/31	8.786	11,920,717
5,017	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	03/10/28	8.708	5,036,676
1,596	Proofpoint, Inc.(3)	(B-, B2)	08/31/28	0.000	1,602,983
474	Quartz Acquireco LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B, B1)	06/28/30	8.085	477,203
14,926	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	02/01/29	9.652	11,136,036
3,915	RealPage, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	04/24/28	8.458	3,826,745
5,311	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	04/27/28	10.264	4,540,575
1,568	Rinchem Co., Inc., 3 mo. USD Term SOFR + 4.250%(1),(2)	(CCC+, B3)	03/02/29	9.685	1,407,280
3,499	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B2)	07/14/28	10.714	2,817,545
2,160	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	08/11/28	9.958	2,160,625
12,940	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	05/09/31	7.344	13,002,846
6,723	Storable, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	04/17/28	8.844	6,753,680
3,862	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	12/22/27	9.852	3,592,044
4,098	Transact Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	04/30/26	9.708	4,136,089
3,000	UKG, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	02/10/31	8.555	3,012,450
10,739	VS Buyer LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	04/11/31	8.579	10,796,157
1,445	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	10/22/29	8.094	1,458,147
2,631	WEX, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba2)	03/31/28	7.344	2,644,310
2,762	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.750%(1),(2)	(BB, Ba3)	03/01/30	8.185	2,771,889
1,639	XPLOR T1 LLC, 3 mo. USD Term SOFR + 4.250%(1),(2)	(B-, B3)	06/24/31	9.597	1,646,849
7,040	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%(1)	(NR, Ba1)	02/28/30	7.094	7,055,841
					325,531,808
Specialty Retail (0.2%)
3,202	Amer Sports Co., 3 mo. USD Term SOFR + 3.250%(1)	(BB, B1)	02/17/31	8.577	3,216,656

Steel Producers/Products (0.2%)
3,512	Grinding Media, Inc., 3 mo. USD Term SOFR + 4.000%(1),(2)	(B-, B3)	10/12/28	9.569	3,520,713

Support - Services (4.5%)
4,288	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	05/12/28	9.194	4,292,456
3,994	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B1)	11/01/30	9.094	4,019,165
9,273	Belron Finance U.S. LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	04/13/28	7.514	9,301,667
1,880	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	08/27/28	7.962	1,879,323
68	Chrysaor Bidco SARL(3)	(B, B3)	05/14/31	0.000	68,131
916	Chrysaor Bidco SARL(3)	(B, B3)	07/14/31	0.000	921,252
8,565	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/02/28	8.958	8,455,102
10,000	Fugue Finance BV, 3 mo. EURIBOR + 4.250%(1),(5)	(B, B2)	01/31/28	8.044	10,896,477
985	Fugue Finance BV, 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	01/31/28	9.347	993,047
4,430	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(1)	(CCC-, Caa3)	05/07/29	13.096	3,053,285
9,275	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(CCC+, B3)	05/07/28	10.096	7,269,659
7,101	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	12/19/30	8.444	7,133,737
1,357	Savage Enterprises LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, B1)	09/15/28	8.344	1,364,416

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Support – Services (continued)
$6,607	SRAM LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	05/18/28	8.208	$6,625,088
8,323	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	08/31/28	7.594	8,360,583
1,432	Teneo Holdings LLC, 1 mo. USD Term SOFR + 4.750%(1),(2)	(B, B2)	03/13/31	10.094	1,442,039
1,635	Trans Union LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba2)	12/01/28	7.347	1,639,136
3,025	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(1),(2)	(CCC, Caa3)	11/02/28	14.014	2,299,000
9,975	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	10/30/28	9.596	10,009,314
3,435	XPO Logistics, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	02/03/31	7.329	3,451,832
					93,474,709
Tech Hardware & Equipment (0.6%)
9,024	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B, Caa1)	05/25/28	9.859	6,677,501
1,835	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B+, B1)	05/25/28	9.859	1,358,133
4,045	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B+, B1)	02/28/28	8.844	4,074,670
					12,110,304
Telecom - Wireless (1.0%)
5,005	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	11/12/27	8.596	4,989,069
13,397	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba2)	01/25/31	7.344	13,433,635
7,072	Xplornet Communications, Inc.(6),(7)	(D, Ca)	10/02/28	0.000	1,460,234
					19,882,938
Telecom - Wireline Integrated & Services (1.5%)
192	Altice France SA, 3 mo. USD LIBOR + 4.000%(1)	(CCC+, Caa1)	08/14/26	9.584	155,945
12,393	Altice France SA, 3 mo. USD Term SOFR + 5.500%(1)	(CCC+, Caa1)	08/15/28	10.801	9,492,688
2,972	Ciena Corp., 1 mo. USD Term SOFR + 2.000%, U.S. (Fed) Prime Rate + 1.000%(1)	(BB+, Baa3)	10/24/30	7.345 - 9.500	2,992,337
8,289	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(1)	(NR, B1)	08/01/29	11.073	7,723,975
6,738	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	01/31/29	8.693	6,486,469
4,074	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	01/31/28	7.943	3,933,778
938	Voyage Australia Pty. Ltd., 3 mo. USD Term SOFR + 3.500%(1)	(BB-, B1)	07/20/28	9.044	940,951
					31,726,143
Theaters & Entertainment (2.0%)
2,048	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, B1)	08/27/28	8.344	2,060,571
3,744	NAI Entertainment Holdings LLC, 1 mo. USD Term SOFR + 3.000%(1),(9)	(B-, Caa1)	05/08/25	10.958	3,747,387
15,022	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(BB, Ba3)	04/29/26	8.336	15,076,306
19,359	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B3)	05/18/25	8.208	19,412,324
					40,296,588
TOTAL BANK LOANS (Cost $1,775,815,818)					1,720,932,066

CORPORATE BONDS (6.8%)
Auto Parts & Equipment (0.2%)
3,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 08/30/24 @ 101.88)(5),(11)	(BB, B2)	04/15/29	3.750	3,024,192

Brokerage (0.4%)
7,100	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(11)	(BB-, Ba3)	03/01/31	7.875	7,394,792

Building Materials (0.2%)
2,974	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.31)(11)	(B, Ba2)	05/01/29	4.625	2,812,595
720	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(11)	(BB-, B1)	04/01/32	6.750	730,957
					3,543,552
Chemicals (0.6%)
4,000	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.38)(11)	(B-, B2)	05/15/28	4.750	3,475,014

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Chemicals (continued)
$4,750	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 101.69)(11)	(CCC-, Caa3)	05/15/26	6.750	$1,304,754
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(11),(12)	(CCC+, Caa2)	02/15/30	9.000	7,169,360
					11,949,128
Diversified Capital Goods (0.1%)
2,916	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(11)	(BB+, Ba2)	06/01/31	4.250	2,603,488

Electronics (0.1%)
1,637	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 102.00)(11),(12)	(B+, Ba3)	06/15/29	4.000	1,505,310

Gas Distribution (0.1%)
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 101.63)(11),(12)	(BB-, B1)	09/30/26	6.500	2,788,071

Health Services (0.1%)
1,813	Radiology Partners, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 100.00) PIK(4),(11)	(B-, B3)	01/31/29	7.775	1,706,040

Insurance Brokerage (0.3%)
6,050	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(11)	(B-, B2)	03/15/30	8.500	6,350,195

Investments & Misc. Financial Services (0.8%)
13,911	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(11)	(CCC+, Caa1)	11/15/29	8.500	13,303,779
2,083	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(11)	(B+, B1)	01/15/32	5.000	1,908,837
1,000	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(11)	(BB, Ba2)	04/30/31	7.125	1,035,693
					16,248,309
Life Insurance (0.0%)
897	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(11)	(B, B2)	06/01/31	7.125	921,036

Machinery (0.2%)
4,508	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.19)(11)	(BB, Ba2)	04/15/29	4.375	4,248,020

Media - Diversified (0.1%)
659	Tech 7 SAS Super Senior (New Money Tranche 1) (2),(5),(8)	(NR, NR)	03/31/26	18.682	712,849
395	Tech 7 SAS Super Senior (New Money Tranche 2) (2),(5),(8)	(NR, NR)	03/31/26	1.000	427,710
198	Tech 7 SAS Technicolor Creative Studios Super Senior (2),(5),(8)	(NR, NR)	03/31/26	1.000	213,855
					1,354,414
Metals & Mining - Excluding Steel (0.0%)
975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(11)	(B, B1)	02/15/30	6.500	953,026

Packaging (0.3%)
6,675	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.06)(11)	(BB-, Ba3)	04/15/29	4.125	6,165,870

Recreation & Travel (0.0%)
552	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(11)	(B+, B2)	08/15/29	5.250	526,225

Software - Services (0.9%)
4,962	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.00)(11),(12)	(CCC+, Caa2)	02/15/29	6.000	3,453,860
3,475	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(11)	(BB, Ba3)	12/01/29	3.875	3,157,853
2,000	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(11)	(B-, B2)	02/01/31	6.875	2,056,919
9,106	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.56)(11)	(CCC+, Caa1)	12/15/28	7.125	8,647,650

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software – Services (continued)
$1,603	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 101.94)(11)	(B+, B1)	02/01/29	3.875	$1,464,545
					18,780,827
Specialty Retail (0.1%)
102	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/12/24 @ 100.00)(2),(8),(11)	(NR, Caa3)	05/01/25	7.500	58,271
3,745	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes 1 (Callable 08/12/24 @ 100.00)(11)	(NR, Caa3)	05/01/25	7.500	2,160,734
137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (2),(7),(8)	(NR, NR)	05/01/25	0.000	72,643
					2,291,648
Support - Services (1.3%)
5,251	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 100.00)(11)	(CCC+, Caa2)	07/15/27	9.750	5,249,018
4,455	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.00)(11),(12)	(CCC+, Caa2)	06/01/29	6.000	3,886,205
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 08/30/24 @ 101.81)(5),(11)	(B, B3)	06/01/28	3.625	1,496,701
8,500	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 102.25)(11)	(B-, B2)	05/01/28	4.500	7,850,930
2,250	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.94)(11)	(BB-, B1)	12/15/28	3.875	2,054,027
7,153	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 08/12/24 @ 103.13)(11)	(B, Caa1)	04/15/29	6.250	6,646,959
					27,183,840
Tech Hardware & Equipment (0.3%)
6,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 100.00)(11)	(CCC-, Ca)	06/15/25	6.000	5,640,000

Telecom - Wireline Integrated & Services (0.7%)
590	Altice France SA, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.56)(11)	(CCC+, Caa1)	07/15/29	5.125	412,656
3,775	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(11),(12)	(CCC+, Caa1)	10/15/29	5.500	2,644,113
4,486	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 101.69)(11)	(B+, B2)	10/15/27	6.750	4,185,617
4,752	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.56)(11),(12)	(B+, B2)	07/15/29	5.125	3,960,011
2,464	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(11)	(B-, Caa2)	04/01/30	4.500	1,658,423
2,600	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)(11)	(B-, Caa2)	10/15/30	3.875	1,686,770
					14,547,590
TOTAL CORPORATE BONDS (Cost $146,997,734)					139,725,573

ASSET BACKED SECURITIES (4.2%)
Collateralized Debt Obligations (4.2%)
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 3.982%(1),(11)	(NR, NR)	01/19/35	9.261	3,526,802
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, 3 mo. USD Term SOFR + 3.562%(1),(11)	(NR, Baa3)	07/15/34	8.863	2,496,293
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012%(1),(11)	(BB-, NR)	04/20/34	12.294	1,756,768
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(11)	(B+, NR)	04/20/31	10.944	1,959,521
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, 3 mo. USD Term SOFR + 4.562%(1),(11)	(BBB-, NR)	08/20/32	9.887	5,435,140
3,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 1.962%(1),(11)	(A, NR)	01/15/30	7.263	3,013,548
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(11)	(BB-, NR)	07/27/31	10.925	735,500

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, 3 mo. USD Term SOFR + 3.412%(1),(11)	(BBB-, NR)	07/15/31	8.713	$2,005,807
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%(1),(11)	(B+, NR)	01/18/31	11.391	2,606,879
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%(1),(11)	(NR, Baa3)	04/20/31	8.294	4,009,608
2,563	Dewolf Park CLO Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 1.182%(1),(11)	(NR, Aaa)	10/15/30	6.483	2,565,099
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(11)	(BBB-, NR)	07/17/34	8.747	1,739,089
7,000	Galaxy XXII CLO Ltd., 2016-22A, Rule 144A, 3 mo. USD Term SOFR + 1.462%(1),(11)	(AAA, NR)	04/16/34	6.748	7,001,557
5,000	Galaxy XXVIII CLO Ltd., 2018-28A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(11)	(BBB-, NR)	07/15/31	8.563	5,012,024
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%(1),(11)	(BBB-, NR)	04/15/34	9.761	3,464,526
2,800	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 2.710%(1),(11)	(A, NR)	04/15/33	7.992	2,802,927
1,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 3.610%(1),(11)	(BBB-, NR)	04/15/33	8.892	1,003,064
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.180%(1),(11)	(BB-, NR)	04/15/33	12.462	1,977,588
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.910%(1),(11)	(BBB-, NR)	04/17/34	9.196	3,401,708
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(11)	(BBB-, NR)	01/27/31	8.546	3,959,103
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(11)	(NR, B1)	07/15/31	11.713	2,510,324
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, 3 mo. USD Term SOFR + 7.962%(1),(11)	(NR, Ba3)	10/15/34	13.263	3,427,246
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(11)	(NR, Ba1)	01/22/35	11.294	5,173,668
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, 3 mo. USD Term SOFR + 3.112%(1),(11)	(BBB-, NR)	07/15/30	8.413	2,234,315
1,650	Strata CLO II Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 4.410%(1),(11)	(BBB-, NR)	10/20/33	9.692	1,651,871
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, 3 mo. USD Term SOFR + 3.762%(1),(11)	(NR, Baa1)	10/22/31	9.044	2,928,634
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%(1),(11)	(NR, Ba1)	07/19/34	10.611	3,022,022
1,750	Vibrant CLO 1X Ltd., 2018-9A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(11)	(NR, Baa3)	07/20/31	8.744	1,756,364
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%(1),(11)	(BBB-, NR)	07/14/31	8.913	2,985,397
TOTAL ASSET BACKED SECURITIES (Cost $85,907,528)					86,162,392

Shares

COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
311,079	Jason, Inc.(2),(7)	2,799,711

Chemicals (0.3%)
529,264	Proppants Holdings LLC(2),(8),(9)	10,585
191,054	Utex Industries(7)	7,196,431
		7,207,016
Energy - Exploration & Production (0.0%)
926,254	PES Energy, Class A(2),(7),(8),(9)	9,263

Investments & Misc. Financial Services (0.0%)
68,579	Resolute Topco, Inc.(7)	205,737

Machinery (0.0%)
6,708,021	Alloy Topco Ltd.(2),(7),(8),(10)	0

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Packaging (0.0%)
2,646,421	Campfire Topco Ltd.(2),(5),(7),(8)	$0

Personal & Household Products (0.1%)
196,189	Dream Well, Inc.(7)	1,275,228
196,189	Serta Simmons Bedding Equipment Co.(2),(7),(8)	0
		1,275,228
Pharmaceuticals (0.0%)
156,133	Akorn, Inc.(7)	7,807

Private Placement (0.1%)
515,586	Technicolor Creative Studios SA(7),(13)	1,891,805

Recreation & Travel (0.1%)
115,069	Cineworld Group PLC(7)	2,157,544

Software - Services (0.0%)
3,935	Skillsoft Corp.(7)	67,682

Specialty Retail (0.0%)
141	Eagle Investments Holding Co. LLC, Class B(2),(7),(8)	1
TOTAL COMMON STOCKS (Cost $37,931,830)		15,621,794

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/08/2026(2),(7),(8),(9)	0

Investments & Misc. Financial Services (0.0%)
53,142	Altisource Solutions SARL, expires 05/31/2027(2),(7),(8)	70,679
TOTAL WARRANTS (Cost $68,804)		70,679

SHORT-TERM INVESTMENTS (11.7%)
221,706,915	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%	221,706,915
19,737,595	State Street Navigator Securities Lending Government Money Market Portfolio, 5.31%(14)	19,737,595
TOTAL SHORT-TERM INVESTMENTS (Cost $241,444,510)		241,444,510

TOTAL INVESTMENTS AT VALUE (106.9%) (Cost $2,288,166,224)		2,203,957,014

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.9%)		(142,029,790)

NET ASSETS (100.0%)		$2,061,927,224

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2024. The rate may be subject to a cap and floor.
(2)	Security is valued using significant unobservable inputs.
(3)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2024.
(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	This security is denominated in Euro.
(6)	Bond is currently in default.
(7)	Non-income producing security.
(8)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(9)	Illiquid security.
(10)	This security is denominated in British Pound.
(11)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $224,460,908 or 10.9% of net assets.
(12)	Security or portion thereof is out on loan.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

INVESTMENT ABBREVIATIONS

1 mo. = 1 month
2 mo. = 2 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	2,737,570	USD	2,964,359	10/07/24	Deutsche Bank AG	$2,964,359	$2,971,490	$7,131
GBP	3,436,658	USD	4,374,536	10/07/24	Deutsche Bank AG	4,374,536	4,416,682	42,146
USD	1,620,292	EUR	1,482,342	10/07/24	Barclays Bank PLC	(1,620,292)	(1,609,005)	11,287
USD	782,013	EUR	700,375	10/07/24	Deutsche Bank AG	(782,013)	(760,221)	21,792
Total Unrealized Appreciation								$82,356

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	18,785,564	USD	20,659,534	09/26/24	Deutsche Bank AG	$20,659,534	$20,380,128	$(279,406)
EUR	750,000	USD	818,693	09/26/24	Morgan Stanley	818,693	813,662	(5,031)
USD	89,701,048	EUR	82,789,701	09/26/24	Deutsche Bank AG	(89,701,048)	(89,817,096)	(116,048)
USD	6,303,562	EUR	5,876,386	10/07/24	Morgan Stanley	(6,303,562)	(6,378,511)	(74,949)
USD	452,584	GBP	357,241	10/07/24	Barclays Bank PLC	(452,584)	(459,114)	(6,530)
USD	186,859	GBP	150,017	10/07/24	Deutsche Bank AG	(186,859)	(192,797)	(5,938)
USD	8,914,389	GBP	7,312,859	10/07/24	Morgan Stanley	(8,914,389)	(9,398,250)	(483,861)
Total Unrealized Depreciation								$(971,763)
Total Net Unrealized Appreciation/(Depreciation)								$(889,407)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to UBS Asset Management (Americas) LLC, the Fund’s investment adviser (“UBS AM” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Bank Loans	$—	$1,561,115,842	$159,816,224	$1,720,932,066
Corporate Bonds	—	138,240,245	1,485,328	139,725,573
Asset Backed Securities	—	86,162,392	—	86,162,392
Common Stocks	—	12,802,234	2,819,560	15,621,794
Warrants	—	—	70,679	70,679
Short-term Investments	241,444,510	—	—	241,444,510
	$241,444,510	$1,798,320,713	$164,191,791	$2,203,957,014
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$82,356	$—	$82,356

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$971,763	$—	$971,763

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2024 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2023	$117,212,484	$141,447	$3,390,086	$167,953	$120,911,970
Accrued discounts (premiums)	644,008	-	-	-	644,008
Purchases	121,128,610	1,341,898	-	-	122,470,508
Sales	(71,496,875)	-	(794)	-	(71,497,669)
Realized gain (loss)	(4,900,821)	-	(102,413)	-	(5,003,234)
Change in unrealized appreciation (depreciation)	3,306,278	1,983	(467,319)	(97,274)	2,743,668
Transfers into Level 3	24,114,716	-	-	-	24,114,716
Transfers out of Level 3	(30,192,176)	-	-	-	(30,192,176)
Balance as of July 31, 2024	$159,816,224	$1,485,328	$2,819,560	$70,679	$164,191,791

Net change in unrealized appreciation (depreciation)from investments still held as of July 31, 2024	$728,061	$1,983	$(570,208)	$(97,274)	$62,562

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At July 31, 2024	Technique	Input	(Weighted Average)*
Bank Loans	$2,103,203	Income Approach	Expected Remaining Distribution	$0.00 - $0.96 ($0.96)
	157,713,021	Vendor pricing	Single Broker Quote	0.01 – 1.01 (0.99)
Corporate Bonds	130,914	Income Approach	Expected Remaining Distribution	0.53 - 0.57 (0.55)
	1,354,414	Recent Transactions	Trade Price	1.08 (1.08)
Common Stocks	19,849	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
	2,799,711	Vendor pricing	Single Broker Quote	9.00 (9.00)
Warrants	70,679	Income Approach	Expected Remaining Distribution	0.00 - 1.33 (1.33)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2024, $24,114,716 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $30,192,176 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (35.9%)
Aerospace & Defense (0.4%)
$500	Amentum Escrow Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ 103.63)(1)	(B, B3)	08/01/32	7.250	$511,920
489	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1),(2)	(B+, B1)	02/01/29	7.500	510,789
507	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	482,627
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(BB-, Ba3)	03/01/29	6.375	764,860
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	766,634
					3,036,830
Air Transportation (0.2%)
800	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	817,218
650	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1),(2)	(B-, B3)	02/01/30	6.375	518,583
					1,335,801
Auto Parts & Equipment (1.4%)
250	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	255,748
1,500	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 100.00)(1)	(B, B3)	05/15/27	8.500	1,513,586
1,250	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)(1)	(B+, B2)	05/15/32	8.000	1,309,551
1,750	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)(1)	(B, B1)	05/31/32	7.750	1,778,441
4,700	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Ba1)	04/15/29	6.750	4,799,872
1,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 08/30/24 @ 101.88)(1),(3)	(BB, B2)	04/15/29	3.750	1,008,064
					10,665,262
Automakers (0.0%)
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 101.56)(1)	(BB+, Ba3)	07/15/28	6.250	248,073

Brokerage (0.4%)
3,250	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	3,384,940

Building & Construction (0.5%)
2,000	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.38)(1)	(B-, B3)	09/01/28	5.500	1,939,698
1,200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	1,292,053
1,100	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	991,243
					4,222,994
Building Materials (2.2%)
754	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	760,378
1,750	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 101.00)(1)	(BB+, Ba2)	01/15/28	4.000	1,653,443
500	Boise Cascade Co., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.44)(1)	(BB, Ba2)	07/01/30	4.875	471,069
756	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 106.56)(1)	(B, B2)	08/01/28	8.750	752,561
1,500	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,525,499
1,690	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,515,978
600	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/24 @ 101.44)(1)	(B+, Ba2)	02/01/28	5.750	590,277
1,600	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)(1)	(BB, Ba3)	07/15/32	7.000	1,643,892

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (continued)
$1,940	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	$1,969,523
1,369	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B-, B3)	02/01/30	5.500	1,283,480
1,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	936,444
2,000	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)(1)	(BB, B1)	08/15/32	6.500	2,006,138
940	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	856,208
750	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)(1)	(BB+, Ba3)	01/15/31	7.250	782,541
					16,747,431
Cable & Satellite TV (0.5%)
2,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 101.25)(1)	(B-, Caa1)	01/15/28	5.000	2,000,872
1,530	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,386,884
400	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 08/12/24 @ 101.38)(1)	(BB-, B1)	03/01/28	5.500	381,754
					3,769,510
Chemicals (1.9%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 100.00)(1)	(BB-, Ba3)	05/15/25	5.750	249,664
750	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	770,592
500	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)(1)	(BB, Ba3)	02/15/31	7.250	524,279
1,250	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,241,100
2,360	HB Fuller Co., Global Senior Unsecured Notes (Callable 09/03/24 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	2,205,468
500	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	434,377
1,064	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1)	(BB, Ba3)	05/15/28	6.750	1,071,478
500	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)(1),(2)	(BB, Ba3)	03/15/29	9.625	536,572
3,550	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 101.69)(1)	(CCC-, Caa3)	05/15/26	6.750	975,132
2,000	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	1,824,330
4,631	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	4,150,163
374	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B1)	03/01/31	7.375	384,411
					14,367,566
Consumer/Commercial/Lease Financing (0.5%)
3,750	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/24 @ 101.19)(1)	(BB, Ba2)	02/01/28	4.750	3,528,392

Diversified Capital Goods (0.5%)
2,746	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	2,451,707
1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	1,019,001
					3,470,708
Electronics (0.1%)
500	Sensata Technologies, Inc., Rule 144A, Company Guarenteed Notes (Callable 07/15/27 @ 103.31)(1)	(BB+, Ba2)	07/15/32	6.625	506,781

Energy - Exploration & Production (1.8%)
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	525,468

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (continued)
$500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	$538,310
3,750	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	3,443,082
5,400	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	5,713,999
250	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	255,083
2,500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	2,547,825
500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 104.38)(1)	(B+, B2)	06/15/31	8.750	527,082
					13,550,849
Environmental (0.2%)
250	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba3)	02/01/31	6.375	253,085
1,200	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.38)(1)	(BB, Ba3)	01/15/31	6.750	1,235,334
					1,488,419
Food - Wholesale (0.2%)
666	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.44)(1)	(BB-, Ba3)	09/15/28	6.875	684,529
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ 103.63)(1)	(BB-, Ba3)	01/15/32	7.250	716,186
					1,400,715
Gaming (0.2%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	368,801
500	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	516,110
1,000	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	1,012,821
					1,897,732
Gas Distribution (1.3%)
350	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 103.50)(1)	(B+, B2)	07/15/29	7.000	359,752
350	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)(1)	(B+, B2)	07/15/32	7.250	364,467
268	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	283,835
550	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	564,860
750	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	729,344
2,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 101.63)(1),(2)	(BB-, B1)	09/30/26	6.500	1,890,312
2,500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	2,392,679
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	1,167,635
2,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(BB-, B1)	02/15/29	7.375	2,026,576
					9,779,460
Health Services (1.0%)
975	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.16)(1)	(BB-, Ba3)	10/01/27	4.625	938,774
2,279	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	2,088,625
2,560	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B, B2)	10/31/29	4.375	2,392,689

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Services (continued)
$2,250	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1)	(BB-, Ba3)	02/15/30	5.375	$2,048,970
					7,469,058
Hotels (0.2%)
160	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	161,226
400	Raising Cane's Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	432,325
1,325	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB-, Ba3)	04/01/32	6.500	1,340,811
					1,934,362
Insurance Brokerage (1.3%)
850	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	854,754
572	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	582,667
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 100.00)(1)	(CCC+, Caa2)	05/15/27	8.000	753,123
950	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63)(1)	(B, B2)	02/15/31	7.250	953,349
2,300	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	2,414,124
3,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	3,757,302
647	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	609,793
					9,925,112
Investments & Misc. Financial Services (3.2%)
4,250	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	4,064,486
600	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25)(1)	(BB+, Ba2)	05/15/32	6.500	610,714
3,500	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	3,688,401
1,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	959,061
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	3,001,172
600	Intercontinental Exchange, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/28 @ 100.00)(1)	(A-, A3)	09/01/28	3.625	572,911
776	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.25)(1),(2)	(BB, Ba2)	11/15/29	4.500	734,402
3,000	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(1)	(BB, Ba2)	04/30/31	7.125	3,107,078
1,400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 102.00)(1)	(B, B2)	06/15/29	4.000	1,295,600
2,650	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.16)(1)	(NR, Ba3)	11/01/26	4.625	2,588,393
3,960	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(1)	(B+, B1)	06/15/31	7.500	4,069,633
					24,691,851
Life Insurance (0.3%)
2,000	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	2,053,592

Machinery (2.1%)
3,476	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	3,275,536
4,325	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.06)(1)	(BB, B2)	12/15/28	4.125	4,012,023
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1),(2)	(CCC, Caa2)	10/15/29	6.625	1,930,310

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Machinery (continued)
$4,964	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 100.00)(1)	(B, B3)	07/31/27	5.750	$4,821,620
1,500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	1,519,566
500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 101.88)	(BB+, Ba1)	03/01/31	3.750	438,898
319	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	332,290
					16,330,243
Managed Care (0.2%)
1,475	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B+, B2)	10/01/29	4.500	1,391,141

Media - Diversified (0.1%)
500	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	475,247
84	Tech 7 SAS Super Senior (New Money Tranche 1) (3),(4),(5)	(NR, NR)	03/31/26	18.682	90,934
50	Tech 7 SAS Super Senior (New Money Tranche 2) (3),(4),(5)	(NR, NR)	03/31/26	1.000	54,561
25	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(5)	(NR, NR)	03/31/26	1.000	27,280
					648,022
Media Content (0.2%)
2,200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1)	(BB, Ba3)	09/01/31	3.875	1,839,361

Metals & Mining - Excluding Steel (1.0%)
750	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	673,730
3,010	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	2,942,162
550	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	579,044
2,595	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	2,300,276
1,000	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	943,524
					7,438,736
Non - Electric Utilities (0.3%)
700	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	728,361
1,545	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB+, Ba1)	09/15/28	7.000	1,590,338
					2,318,699
Packaging (1.1%)
350	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/24 @ 101.50)(1),(3)	(CCC+, Caa1)	09/01/29	3.000	312,220
1,920	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.94)(1)	(B, B2)	04/15/27	7.875	1,979,770
348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, B2)	05/15/31	7.250	343,724
250	Sealed Air Corp./Sealed Air Corp. U.S., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 103.06)(1)	(BB+, Ba2)	02/01/28	6.125	251,863
1,250	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	1,366,819
4,307	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	3,978,487
					8,232,883
Personal & Household Products (0.7%)
350	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69)(1)	(BB, Ba3)	10/15/28	7.375	365,265
628	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	596,918

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Personal & Household Products (continued)
$375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 101.88)(1),(2)	(BBB, Baa3)	04/01/29	3.750	$352,487
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB, B1)	04/01/31	3.750	308,870
2,820	Tempur Sealy International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 101.94)(1)	(BB, Ba2)	10/15/31	3.875	2,429,382
913	Verde Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	971,539
					5,024,461
Pharmaceuticals (0.1%)
922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 100.97)(1)	(CCC-, Caa3)	08/15/28	3.875	704,283

Rail (0.5%)
3,775	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	3,826,857

Real Estate Investment Trusts (0.7%)
2,349	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, WR)	12/15/27	3.750	2,128,380
2,146	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	2,046,298
1,150	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,105,368
					5,280,046
Recreation & Travel (1.0%)
2,430	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	2,305,136
582	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B+, B2)	08/15/29	5.250	554,824
2,968	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(BB-, B1)	05/15/31	7.250	3,064,674
1,000	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 101.22)(1)	(BB+, B2)	11/01/27	4.875	963,204
410	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)(1)	(BB, Ba3)	05/15/32	6.500	419,408
					7,307,246
Restaurants (0.3%)
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)(1)	(BB+, Ba2)	06/15/29	6.125	1,010,981
1,300	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/24 @ 101.94)(1)	(BB-, B1)	09/15/29	3.875	1,158,870
					2,169,851
Software - Services (2.9%)
627	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	605,616
1,047	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 09/02/24 @ 102.06)(1)	(BB-, Ba3)	07/15/29	4.125	965,256
2,225	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	2,292,638
3,395	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.00)(1),(2)	(CCC+, Caa2)	02/15/29	6.000	2,363,131
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 100.97)(1)	(BB, Ba3)	02/15/28	3.875	908,425
3,000	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB, Ba3)	12/01/29	3.875	2,726,204
1,500	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.06)(1)	(BB, Ba3)	02/15/30	4.125	1,369,515
975	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	871,250
1,000	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,028,459

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software – Services (continued)
$5,075	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	$4,819,551
4,203	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	3,839,976
					21,790,021
Specialty Retail (1.3%)
850	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1),(2)	(BB, B1)	02/16/31	6.750	844,691
1,750	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/12/24 @ 100.00)(1)	(NR, Caa3)	05/01/25	7.500	1,009,689
48	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/12/24 @ 100.00)(1),(4),(5)	(NR, Caa3)	05/01/25	7.500	27,422
64	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (4),(5),(10)	(NR, NR)	05/01/25	0.000	33,935
1,575	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.33)(1)	(BB+, Ba2)	08/15/28	4.000	1,468,800
1,000	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 102.44)(1)	(BB-, B2)	05/01/29	4.875	942,457
750	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(BB-, B2)	08/01/31	8.250	786,997
2,567	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	2,282,430
1,225	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	1,120,585
1,300	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1),(2)	(BB-, B1)	11/15/31	4.875	1,162,113
					9,679,119
Support - Services (3.1%)
1,342	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 100.00)(1)	(CCC+, Caa2)	07/15/27	9.750	1,341,493
1,200	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.00)(1),(2)	(CCC+, Caa2)	06/01/29	6.000	1,046,789
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 08/30/24 @ 101.81)(1),(3)	(B, B3)	06/01/28	3.625	960,493
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.52)(1)	(BB-, Ba3)	05/15/28	4.625	1,066,133
4,100	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	3,786,919
3,860	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	3,523,799
3,233	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 08/12/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	3,004,281
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.42)(1)	(BB, Ba3)	06/15/28	7.250	512,553
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)(1)	(BB, Ba3)	03/15/29	6.375	507,287
2,700	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 09/03/24 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	2,673,953
2,200	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)(1)	(BB-, B2)	06/15/29	6.625	2,241,281
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	258,115
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	1,034,803
1,250	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,266,105
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(B+, B2)	01/15/30	5.000	699,142
					23,923,146
Tech Hardware & Equipment (0.4%)
3,250	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 08/12/24 @ 100.00)(1)	(CCC-, Ca)	06/15/25	6.000	3,055,000

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment (continued)
$400	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	$411,237
					3,466,237
Telecom - Wireline Integrated & Services (1.1%)
1,000	Altice France SA, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.56)(1)	(CCC+, Caa1)	07/15/29	5.125	699,417
1,770	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(CCC+, Caa1)	10/15/29	5.500	1,239,756
2,005	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 101.69)(1)	(B+, B2)	10/15/27	6.750	1,870,745
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 09/02/24 @ 102.56)(1),(2)	(B+, B2)	07/15/29	5.125	833,336
300	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(1)	(B-, Caa2)	04/01/30	4.500	201,918
2,000	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)(1)	(B-, Caa2)	10/15/30	3.875	1,297,516
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	434,042
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	2,114,692
					8,691,422
Theaters & Entertainment (0.3%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 100.00)(1)	(B+, B1)	11/01/24	4.875	498,574
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/24 @ 102.38)(1)	(B+, B1)	10/15/27	4.750	485,147
1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/24 @ 103.25)(1)	(BB, Ba2)	05/15/27	6.500	1,517,326
					2,501,047
Trucking & Delivery (0.2%)
1,252	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB, Baa3)	11/15/27	7.500	1,289,028
TOTAL CORPORATE BONDS (Cost $273,062,238)					273,327,287

BANK LOANS (51.8%)
Advertising (0.4%)
3,277	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B1)	05/03/28	9.594	3,272,838

Aerospace & Defense (2.8%)
1,100	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 7.500%(5),(6)	(NR, NR)	02/15/30	12.950	1,106,875
494	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(6)	(B, B2)	02/15/29	9.350	495,828
6,000	Amentum Government Services Holdings LLC(5),(7)	(BB-, Ba3)	07/30/31	0.000	6,022,500
1,744	Arcline FM Holdings LLC, 3 mo. USD Term SOFR + 4.750%(6)	(B, B3)	06/23/28	10.346	1,753,691
1,247	Bleriot U.S. Bidco, Inc.(7)	(B, B2)	10/31/30	0.000	1,254,756
1,855	Brown Group Holding LLC, 3 mo. USD Term SOFR + 3.000%(6)	(B+, B2)	07/02/29	8.252 - 8.279	1,856,394
2,440	Brown Group Holding LLC, 3 mo. USD Term SOFR + 2.750%(6)	(B+, B2)	07/01/31	8.029	2,442,650
2,214	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.750%(6)	(B, B2)	09/22/28	8.208	2,219,525
3,989	Peraton Corp., 1 mo. USD Term SOFR + 3.750%(6)	(B, B1)	02/01/28	9.194	3,996,388
					21,148,607
Auto Parts & Equipment (1.0%)
1,534	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(6)	(B, B2)	04/06/28	9.458	1,545,452
500	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(6)	(BB-, Ba3)	05/06/30	7.844	501,953
992	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(6)	(B+, B1)	03/30/27	10.252	987,566
801	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(6)	(B+, B1)	03/30/27	10.514	797,765
248	Garrett LX I SARL, 3 mo. USD Term SOFR + 2.750%(6)	(BB+, Ba1)	04/30/28	8.002	249,018
206	Jason Group, Inc., 3 mo. USD Term SOFR + 6.000%, 0.000% PIK(6),(8)	(NR, WR)	08/28/25	11.591	187,414
1,240	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 3.000%(6)	(B, B2)	04/23/31	8.344	1,242,553

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Auto Parts & Equipment (continued)
$2,486	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B, B3)	02/08/28	9.194	$2,245,869
					7,757,590
Automakers (0.0%)
334	Fastlane Parent Co., Inc., 1 mo. USD Term SOFR + 4.500%(6)	(B-, B3)	09/29/28	9.844	334,052

Banking (0.2%)
1,150	Citco Funding LLC(7)	(BB, Ba2)	04/27/28	0.000	1,154,789
609	Harbourvest Partners LLC, 3 mo. USD Term SOFR + 2.500%(5),(6)	(BB+, Ba2)	04/18/30	7.835	611,945
					1,766,734
Beverages (0.1%)
526	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	12/13/30	9.600	527,244

Brokerage (0.4%)
2,969	DRW Holdings LLC, 6 mo. USD Term SOFR + 3.500%(6)	(BB-, Ba3)	06/17/31	8.588	2,973,507

Building & Construction (0.7%)
2,145	Energize HoldCo LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B, B3)	12/08/28	9.208	2,151,217
499	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.500%(6)	(BB, Ba2)	04/14/31	7.844	500,904
1,496	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(6)	(NR, Ba2)	03/19/29	7.594	1,502,033
1,492	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%(6)	(B, B2)	10/29/27	9.458 - 9.514	1,502,555
					5,656,709
Building Materials (1.0%)
995	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(B, B2)	04/12/28	8.679	945,290
175	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(6)	(B, B2)	08/01/28	10.954	175,839
1,643	Foundation Building Materials Holding Co. LLC(7)	(B, B2)	01/31/28	0.000	1,624,186
2,000	Gulfside Supply, Inc., 3 mo. USD Term SOFR + 3.000%(5),(6)	(B, B2)	06/17/31	8.286	2,007,500
1,247	Kodiak Building Partners, Inc., 3 mo. USD Term SOFR + 3.750%(6)	(B+, B2)	03/12/28	9.085	1,251,295
806	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 3.500%(6)	(BB-, B1)	03/28/31	8.844	809,655
427	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.250%(6)	(B, B1)	04/29/29	9.585	424,799
					7,238,564
Cable & Satellite TV (0.4%)
1,164	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(6)	(B-, Caa1)	10/31/27	10.301	1,008,609
2,400	Ziggo Financing Partnership, 1 mo. USD Term SOFR + 2.500%(6)	(B+, B1)	04/30/28	7.943	2,364,240
					3,372,849
Chemicals (1.1%)
361	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(6)	(B, B1)	08/27/26	10.074	362,095
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(6)	(CC, Ca)	12/29/28	13.346	258,456
450	INEOS Enterprises Holdings U.S. Finco LLC, 3 mo. USD Term SOFR + 3.750%(6)	(BB, Ba3)	07/08/30	9.197	451,807
493	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(6)	(BB, Ba3)	04/02/29	9.694	493,381
1,234	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(6)	(BB, Ba3)	02/18/30	8.594	1,230,166
273	New Arclin U.S. Holding Corp.(7)	(CCC+, Caa1)	09/30/29	0.000	255,950
785	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%(6)	(B, B2)	09/30/28	8.944	785,223
1,956	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(6)	(CCC, Caa1)	10/15/25	10.136	1,580,779
299	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.500%(6)	(B, B3)	12/22/28	9.844	300,870
283	SK Neptune Husky Finance SARL(5),(9),(10)	(NR, WR)	04/30/24	0.000	127,424
1,306	SK Neptune Husky Group SARL(9),(10)	(D, WR)	01/03/29	0.000	22,442
2,710	Vantage Specialty Chemicals, Inc., 3 mo. USD Term SOFR + 4.750%(6)	(B-, B3)	10/26/26	10.077	2,712,173
					8,580,766
Diversified Capital Goods (0.6%)
1,537	Dynacast International LLC, 3 mo. USD Term SOFR + 4.750%(6)	(CCC+, B2)	07/22/25	10.197	1,479,980
1,187	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(6)	(CCC-, Caa2)	10/22/25	14.697	878,648
2,526	Vertiv Group Corp., 1 mo. USD Term SOFR + 2.000%(6)	(BB, Ba3)	03/02/27	7.337	2,537,587
					4,896,215

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Electronics (1.9%)
$3,289	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(6)	(B, B3)	10/08/28	9.846	$3,286,234
1,945	Idemia Group, 3 mo. USD Term SOFR + 4.250%(6)	(B, B2)	09/30/28	9.585	1,955,129
1,993	II-VI, Inc., 1 mo. USD Term SOFR + 2.500%(6)	(BB-, Ba1)	07/02/29	7.844	2,001,469
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(6)	(CCC, Caa2)	03/02/29	12.279	425,000
2,607	Ingram Micro, Inc., 3 mo. USD Term SOFR + 3.000%(6)	(BB-, B1)	06/30/28	8.596	2,625,665
1,773	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.250%(6)	(B+, B1)	10/20/28	7.585	1,776,740
849	MKS Instruments, Inc., 3 mo. USD Term SOFR + 2.250%(6)	(BB, Ba1)	08/17/29	7.597	853,345
1,250	SolarWinds Holdings, Inc.(5),(7)	(B+, NR)	02/05/30	0.000	1,256,250
					14,179,832
Energy - Exploration & Production (0.5%)
234	AL GCX Holdings LLC(7)	(B+, Ba3)	05/17/29	0.000	234,900
1,042	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.500%(6)	(B+, Ba3)	12/06/30	7.818	1,045,151
1,078	CQP Holdco LP, 3 mo. USD Term SOFR + 2.250%(6)	(BB, Ba2)	12/31/30	7.585	1,081,347
677	GIP Pilot Acquisition Partners LP, 3 mo. USD Term SOFR + 2.500%(6)	(BB-, Ba3)	10/04/30	7.818	680,965
726	M6 ETX Holdings II Midco LLC, 1 mo. USD Term SOFR + 4.500%(6)	(B, B2)	09/19/29	9.944	731,781
928	PES Holdings LLC, 3.000% PIK(5),(6),(8),(9)	(NR, WR)	12/31/24	3.000	13,927
					3,788,071
Environmental (0.5%)
380	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.000%(6)	(BB, Ba3)	06/27/31	7.321	381,866
1,488	Patriot Container Corp.(7)	(CCC, B3)	03/20/25	0.000	1,451,516
748	The Action Environmental Group, Inc., 3 mo. USD Term SOFR + 4.500%(5),(6)	(B, B2)	10/24/30	9.335	752,801
179	The Action Environmental Group, Inc.(5),(7)	(B, B2)	10/24/30	0.000	179,813
134	The Action Environmental Group, Inc.(5),(7)	(NR, B2)	10/24/30	0.000	134,859
570	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(6)	(BB, Ba3)	02/22/31	7.577	568,530
					3,469,385
Food & Drug Retailers (0.2%)
864	Sharp Services LLC, 3 mo. USD Term SOFR + 3.750%(5),(6)	(B-, B3)	12/31/28	9.085	870,127
866	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(6)	(CCC-, Ca)	12/21/28	12.633	450,404
					1,320,531
Food - Wholesale (0.9%)
2,174	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B, B3)	07/31/28	8.843	2,181,997
1,500	Froneri International Ltd.(7)	(BB-, Ba3)	01/29/27	0.000	1,504,035
1,986	Nomad Foods U.S. LLC(7)	(BB-, B1)	11/12/29	0.000	1,992,005
1,204	Sycamore Buyer LLC, 1 mo. USD Term SOFR + 2.250%(6)	(BB, Ba3)	07/23/29	7.714	1,206,071
					6,884,108
Gaming (0.3%)
1,214	Arcis Golf LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B+, B2)	11/24/28	9.211	1,221,021
957	Caesars Entertainment, Inc., 3 mo. USD Term SOFR + 2.750%(6)	(BB-, Ba3)	02/06/30	8.097	961,856
					2,182,877
Gas Distribution (0.6%)
1,325	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 3.250%(6)	(B+, Ba3)	04/13/28	8.564	1,332,052
1,804	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.250%(6)	(B+, B2)	10/31/28	8.598	1,814,363
1,250	NGP XI Midstream Holdings LLC, 2 mo. USD Term SOFR + 4.000%(5),(6)	(B, B3)	07/25/31	9.285	1,248,437
					4,394,852
Health Facilities (1.3%)
1,292	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%(6)	(B-, B2)	08/02/28	10.014	1,269,739
642	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(6)	(B-, Caa1)	09/30/27	12.935	575,068
1,684	Insulet Corp., U.S. (Fed) Prime Rate + 1.500%(6)	(NR, NR)	08/04/30	10.000	1,679,315
992	Insulet Corp., 1 mo. USD Term SOFR + 3.000%(6)	(BB-, Ba2)	05/04/28	8.344	995,304
1,437	Loire Finco Luxembourg SARL, 1 mo. USD Term SOFR + 3.750%(6)	(B-, B3)	04/21/27	9.194	1,432,272
2,870	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(6),(8)	(NR, Caa2)	08/18/28	12.108	2,037,623
754	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(5),(6)	(B-, B2)	05/18/28	12.108	763,777
1,301	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(6)	(B, Ba3)	12/19/30	8.095	1,306,667
					10,059,765

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services (3.1%)
$3,487	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(6)	(B-, B3)	12/23/27	8.833	$3,405,941
248	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(6)	(B-, B3)	12/23/27	11.094	249,749
4,372	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(B-, B2)	02/15/29	8.594	4,371,131
875	Concentra Health Services, Inc.(5),(7)	(BB, Ba1)	07/28/31	0.000	878,281
219	EyeCare Partners LLC, 3 mo. USD Term SOFR + 4.610%(6)	(CCC+, Caa3)	11/30/28	9.990	136,090
794	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 4.750%(6)	(B, B3)	12/12/28	10.085	798,890
1,403	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%(6)	(B, B2)	08/11/28	9.264 - 9.336	1,413,055
905	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(6)	(CCC, Caa1)	12/18/28	9.458	660,405
1,255	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B, B1)	03/15/31	8.585	1,262,232
1,407	Packaging Coordinators Midco, Inc., 3 mo. USD Term SOFR + 3.250%(6)	(B-, B3)	11/30/27	8.585	1,414,195
524	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 3.000%(5),(6)	(B, B2)	12/29/27	8.335	526,792
1,997	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK(6),(8)	(B-, B3)	01/31/29	8.845 - 10.588	1,898,702
1,218	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%(6)	(B-, B3)	05/18/28	9.458	1,039,972
1,500	TTF Holdings LLC(7)	(B, B2)	06/20/31	0.000	1,504,695
4,183	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(6)	(B-, B3)	12/15/27	10.036	4,195,794
					23,755,924
Hotels (0.9%)
1,896	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.250%(6)	(B+, B1)	08/17/28	8.594	1,905,859
386	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.500%(6)	(B+, B1)	05/31/30	8.844	388,610
1,836	Hilton Domestic Operating Co., Inc., 1 mo. USD Term SOFR + 1.750%(6)	(BBB-, Baa2)	11/08/30	7.100	1,842,452
2,500	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%(6)	(BBB-, Ba1)	05/24/30	7.094	2,504,687
					6,641,608
Insurance Brokerage (3.3%)
2,096	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 3.500%(6)	(B, B2)	11/06/30	8.845	2,107,049
4,132	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%(6)	(B+, Ba3)	02/19/28	7.708	4,144,500
2,341	Ardonagh Midco 3 PLC(5),(7)	(B-, B3)	02/17/31	0.000	2,342,957
1,297	AssuredPartners, Inc.(7)	(B, B2)	02/14/31	0.000	1,302,592
1,798	Howden Group Holdings Ltd., 3 mo. USD Term SOFR + 4.000%(6)	(B, B2)	04/18/30	9.252	1,803,493
1,990	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.500%(6)	(B, B2)	02/15/31	8.844	1,997,228
6,570	HUB International Ltd., 2 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%(6)	(NR, NR)	06/20/30	8.225	6,585,229
4,570	HUB International Ltd., 3 mo. USD Term SOFR + 3.250%(6)	(NR, NR)	06/20/30	8.532	4,580,480
					24,863,528
Investments & Misc. Financial Services (3.4%)
403	Altisource Solutions SARL, 3 mo. USD Term SOFR + 8.750%(6),(11)	(CCC-, Caa2)	04/30/25	14.185	233,108
3,661	Ankura Consulting Group LLC, 6 mo. USD Term SOFR + 4.250%(6)	(B-, B3)	03/17/28	9.389	3,683,683
3,857	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B-, B3)	08/02/28	8.958	3,870,515
3,128	Citadel Securities LP, 1 mo. USD Term SOFR + 2.250%(6)	(BBB-, Baa3)	07/29/30	7.594	3,141,425
3,500	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%(6)	(BB, Ba2)	05/19/31	7.344	3,504,742
1,995	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.750%(6)	(B+, B1)	06/30/28	8.094	1,997,611
1,596	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 4.750%(6)	(CCC+, Caa1)	04/29/29	10.002	1,253,237
2,000	GTCR W Merger Sub LLC, 3 mo. USD Term SOFR + 3.000%(6)	(BB, Ba3)	01/31/31	8.335	2,007,350
1,702	HighTower Holdings LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	04/21/28	9.541	1,705,917
497	Jane Street Group LLC, 1 mo. USD Term SOFR + 2.500%(6)	(BB, Ba2)	01/26/28	7.958	499,089
973	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 3.000%(6)	(B-, Ba3)	08/18/28	8.335	974,417
2,345	VFH Parent LLC, 1 mo. USD Term SOFR + 2.750%(6)	(B+, B1)	06/21/31	8.094	2,349,703
858	Walker & Dunlop, Inc., 1 mo. USD Term SOFR + 2.250%(5),(6)	(BB+, Ba1)	12/16/28	7.694	861,385
					26,082,182
Life Insurance (0.8%)
1,000	OneDigital Borrower LLC(5),(7)	(CCC+, Caa2)	07/02/31	0.000	997,500
3,750	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B, B2)	07/02/31	8.594	3,743,475
1,000	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 3.250%(6)	(B, B2)	05/06/31	8.585	1,004,375
352	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 4.750%(6)	(CCC+, Caa2)	05/06/32	10.085	362,551
					6,107,901

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Machinery (0.8%)
$1,971	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B, B1)	02/07/29	8.682	$1,941,028
459	Clark Equipment Co., 3 mo. USD Term SOFR + 2.000%(6)	(BB+, Ba2)	04/20/29	7.321	459,894
1,416	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(6)	(B, B2)	09/28/28	9.843	1,397,217
689	Generac Power Systems, Inc., 3 mo. USD Term SOFR + 1.750%(6)	(BB+, Ba1)	06/12/31	7.084	691,560
1,491	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%(6)	(B, B3)	08/30/30	11.344	1,481,001
					5,970,700
Media - Diversified (0.6%)
3,866	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B, B2)	12/29/28	9.094	3,878,020
392	Technicolor Creative Studios(3),(4),(5),(9),(10)	(NR, NR)	08/06/33	0.000	0
748	United Talent Agency LLC, 1 mo. USD Term SOFR + 3.750%(5),(6)	(B+, B2)	07/07/28	9.082	752,801
					4,630,821
Media Content (0.2%)
792	Aragorn Parent Corp., 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	12/15/28	9.595	798,139
500	WMG Acquisition Corp., 1 mo. USD Term SOFR + 2.000%(6)	(BB+, Ba2)	01/24/31	7.344	501,250
					1,299,389
Medical Products (0.8%)
1,380	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(6)	(B-, B1)	10/13/29	10.335	1,342,443
2,500	Sotera Health Holdings LLC, 1 mo. USD Term SOFR + 3.250%(6)	(BB-, B1)	05/30/31	8.594	2,498,838
2,178	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B3)	07/02/25	9.208	2,166,939
					6,008,220
Packaging (1.7%)
2,250	Berlin Packaging LLC, 3 mo. USD Term SOFR + 3.750%(6)	(B-, B2)	06/09/31	9.091	2,261,655
687	Chart Industries, Inc., 3 mo. USD Term SOFR + 2.500%(6)	(BB-, Ba3)	03/15/30	7.825	690,700
1,625	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.500%(6)	(B, B2)	04/15/27	8.837	1,632,173
4,337	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B3)	09/15/28	9.301 - 9.322	4,357,463
1,335	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	04/14/31	8.829	1,337,024
2,495	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(B-, B2)	03/03/28	8.708	2,491,020
					12,770,035
Personal & Household Products (0.5%)
3,288	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.750%(6)	(BB-, B1)	12/21/28	8.094	3,304,643
121	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(6)	(NR, NR)	06/29/28	12.949	98,673
13	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(5),(6)	(NR, NR)	06/29/28	12.894	13,180
					3,416,496
Rail (0.4%)
3,000	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 2.000%(6)	(BB, Ba3)	04/10/31	7.335	3,004,005

Real Estate Development & Management (0.5%)
3,838	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B3)	05/31/28	9.594	3,861,259

Real Estate Investment Trusts (0.0%)
356	Claros Mortgage Trust, Inc., 1 mo. USD Term SOFR + 4.500%(5),(6)	(B-, B1)	08/09/26	9.944	337,576

Recreation & Travel (1.0%)
2,218	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%(6)	(B+, B2)	11/12/29	8.835	2,227,863
1,350	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%(6)	(B, B2)	06/25/31	8.344	1,352,564
1,227	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.500%(6)	(BB+, Ba2)	08/25/28	7.844	1,228,931
3,147	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%(6)	(BBB-, Ba1)	05/01/31	7.343	3,158,728
					7,968,086
Restaurants (1.8%)
1,930	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%(6)	(BB+, Ba2)	09/20/30	7.094	1,924,600
2,492	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	12/01/28	9.708	2,500,778
3,714	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%(6)	(B+, B2)	12/15/27	8.099	3,720,803
2,055	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.500%(6)	(B-, B3)	07/21/28	8.958	2,060,375
2,211	Tacala LLC, 1 mo. USD Term SOFR + 4.000%(6)	(B-, B3)	01/31/31	9.344	2,224,452

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Restaurants (continued)
$1,496	Whatabrands LLC, 1 mo. USD Term SOFR + 2.750%(6)	(B, B2)	08/03/28	8.094	$1,499,265
					13,930,273
Software - Services (11.1%)
2,130	Applied Systems, Inc., 3 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	02/24/31	8.835	2,144,166
2,055	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(6)	(B, B2)	08/02/29	10.852	2,065,998
1,684	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(6)	(CCC+, B3)	10/09/26	9.708	1,557,470
932	Astra Acquisition Corp., 3 mo. USD Term SOFR + 6.750%(6)	(NR, Caa1)	02/25/28	12.095	819,282
1,139	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(6)	(CC, C)	10/25/28	10.585	381,488
1,167	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(6)	(BB-, B1)	01/31/31	8.094	1,169,671
2,494	CE Intermediate I LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B3)	11/10/28	8.974	2,499,869
4,000	Celestica, Inc., 1 mo. USD Term SOFR + 1.750%(5),(6)	(BB, Ba1)	06/20/31	7.097	4,002,500
3,995	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 4.000%(6)	(B, B2)	03/30/29	9.335	3,998,369
1,056	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%(6)	(B, B3)	12/29/27	9.477	973,395
1,500	CommerceHub, Inc.(5),(7)	(NR, B3)	12/29/27	0.000	1,447,500
2,479	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(6)	(NR, B2)	09/29/28	9.096	2,474,775
1,222	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B2)	10/16/28	9.208	1,149,652
3,500	Dayforce, Inc., 1 mo. USD Term SOFR + 2.500%(5),(6)	(BB-, Ba3)	02/26/31	7.844	3,510,937
1,250	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(6)	(CCC, Caa2)	02/19/29	12.344	1,084,375
335	EagleView Technology Corp., 3 mo. USD Term SOFR + 3.500%(6)	(CCC+, Caa1)	08/14/25	9.097	319,449
1,253	Evertec Group LLC, 1 mo. USD Term SOFR + 3.250%(5),(6)	(BB-, Ba3)	10/30/30	8.594	1,262,789
998	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 3.250%(5),(6)	(B+, B2)	02/21/31	8.338	999,994
1,902	Flexera Software LLC, 3 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	03/03/28	8.826	1,911,751
750	Geosyntec Consultants(5),(7)	(B-, B3)	07/24/31	0.000	748,125
1,500	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(6)	(BB, Ba1)	05/30/31	7.099	1,502,475
418	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%(6)	(B, B3)	03/31/28	8.972	418,543
2,327	Instructure Holdings, Inc., 3 mo. USD Term SOFR + 2.750%(6)	(NR, B1)	10/30/28	8.355	2,336,312
1,750	Johnstone Supply LLC, 1 mo. USD Term SOFR + 3.000%(6)	(B, B2)	06/07/31	8.332	1,756,562
1,027	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 4.000%(6)	(B+, B2)	11/11/30	9.310	1,034,954
484	Mosel Bidco SE, 3 mo. USD Term SOFR + 4.500%(5),(6)	(B, B2)	09/16/30	9.835	485,946
1,496	Particle Investments SARL, 1 mo. USD Term SOFR + 4.000%(6)	(B+, B1)	03/28/31	9.344	1,509,342
1,947	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B2)	07/01/26	9.194	1,943,866
4,118	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	06/02/28	9.514	4,128,382
848	Press Ganey Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B-, B3)	04/30/31	8.844	848,281
6,085	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.750%(6)	(B, B2)	10/28/30	9.002	6,118,123
3,166	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	07/16/31	8.786	3,176,305
2,244	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 3.250%(6)	(B, B2)	03/10/28	8.708	2,253,144
4,979	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(6)	(CCC+, B3)	02/01/29	9.652	3,714,599
1,079	RealPage, Inc., 1 mo. USD Term SOFR + 3.000%(6)	(B, B2)	04/24/28	8.458	1,054,468
1,232	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(6)	(B-, B3)	04/27/28	10.264	1,053,162
428	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%(6)	(B-, B3)	08/11/28	9.958	428,281
4,346	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(6)	(BB+, Ba1)	05/09/31	7.344	4,366,627
1,460	Thevelia U.S. LLC(5),(7)	(NR, B1)	06/18/29	0.000	1,464,343
2,142	Transact Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	04/30/26	9.708	2,162,140
1,000	UKG, Inc., 3 mo. USD Term SOFR + 3.250%(6)	(B-, B2)	02/10/31	8.555	1,004,150
3,750	VS Buyer LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B, B2)	04/11/31	8.579	3,769,931
844	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 2.750%(6)	(B+, B1)	10/22/29	8.094	852,119
492	XPLOR T1 LLC, 3 mo. USD Term SOFR + 4.250%(5),(6)	(B-, B3)	06/24/31	9.597	494,055
2,420	ZoomInfo LLC(7)	(NR, Ba1)	02/28/30	0.000	2,425,125
					84,822,790
Specialty Retail (0.4%)
2,304	Mister Car Wash Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(6)	(B, B2)	03/27/31	8.344	2,313,701
479	Wand NewCo 3, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(B, B3)	01/30/31	8.597	481,539
					2,795,240
Steel Producers/Products (0.1%)
744	Grinding Media, Inc., 3 mo. USD Term SOFR + 4.000%(5),(6)	(B-, B3)	10/12/28	9.569	746,121

Support - Services (2.4%)
529	Albion Financing 3 SARL(7)	(NR, B1)	08/17/29	0.000	534,137
997	Allied Universal Holdco LLC(7)	(B, B3)	05/12/28	0.000	998,433
777	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B1)	11/01/30	9.094	781,675
23	Chrysaor Bidco SARL(7)	(B, B3)	05/14/31	0.000	22,710
305	Chrysaor Bidco SARL(7)	(B, B3)	07/14/31	0.000	307,084

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Support – Services (continued)
$1,714	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	06/02/28	8.958	$1,691,820
2,000	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(6)	(B-, B3)	12/29/27	9.458 - 9.462	1,998,760
499	KUEHG Corp.(7)	(B, B2)	06/12/30	0.000	501,867
830	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(6)	(CCC-, Caa3)	05/07/29	13.096	571,785
2,092	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(6)	(CCC+, B3)	05/07/28	10.096	1,639,453
1,772	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 3.000%(6)	(BB-, Ba3)	12/19/30	8.444	1,780,073
537	Savage Enterprises LLC, 1 mo. USD Term SOFR + 3.000%(6)	(BB-, B1)	09/15/28	8.344	539,403
2,046	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 2.250%(6)	(BB-, Ba3)	08/31/28	7.594	2,054,796
391	Teneo Holdings LLC, 1 mo. USD Term SOFR + 4.750%(5),(6)	(B, B2)	03/13/31	10.094	393,284
2,485	Trans Union LLC, 1 mo. USD Term SOFR + 1.750%(6)	(BBB-, Ba2)	06/24/31	7.097	2,487,964
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(5),(6)	(CCC, Caa3)	11/02/28	14.014	304,000
1,496	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	10/30/28	9.596	1,501,397
					18,108,641
Tech Hardware & Equipment (0.5%)
3,145	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(6)	(B, Caa1)	05/25/28	9.859	2,327,114
640	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(6)	(B+, B1)	05/25/28	9.859	473,310
248	CommScope, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(CCC+, B3)	04/06/26	8.708	232,932
1,063	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B+, B1)	02/28/28	8.844	1,070,871
					4,104,227
Telecom - Wireless (0.2%)
1,750	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 2.000%(6)	(BBB-, Ba2)	01/25/31	7.344	1,755,121

Telecom - Wireline Integrated & Services (0.6%)
984	Altice France SA, 3 mo. USD Term SOFR + 5.500%(6)	(CCC+, Caa1)	08/15/28	10.801	753,454
881	Altice France SA, 3 mo. USD LIBOR + 3.688%(6)	(CCC+, Caa1)	01/31/26	9.251	735,895
2,075	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(6)	(NR, B1)	08/01/29	11.073	1,933,896
1,000	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B+, Ba3)	01/31/29	8.693	962,615
					4,385,860
Theaters & Entertainment (1.8%)
2,944	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.000%(6)	(BB-, B1)	08/27/28	8.344	2,961,996
5,713	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(6)	(BB, Ba3)	04/29/26	8.336	5,734,188
4,720	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(6)	(BB-, B3)	05/18/25	8.208	4,732,701
					13,428,885
TOTAL BANK LOANS (Cost $398,841,322)					394,599,984

ASSET BACKED SECURITIES (2.8%)
Collateralized Debt Obligations (2.8%)
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(6)	(NR, Ba3)	07/20/34	12.944	1,336,911
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702% (1),(6)	(NR, Baa3)	01/20/35	8.984	974,811
2,500	Battalion CLO XXIV Ltd., 2022-24A, Rule 144A, 3 mo. USD Term SOFR + 3.500% (1),(6)	(NR, NR)	07/14/36	8.830	2,502,828
1,000	BlueMountain CLO Ltd., 2016-2A, Rule 144A, 3 mo. USD Term SOFR + 4.562% (1),(6)	(BBB-, NR)	08/20/32	9.887	988,207
1,000	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 6.262% (1),(6)	(BB-, NR)	07/20/29	11.544	980,914
1,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 5.462% (1),(6)	(BB-, NR)	01/15/30	10.763	970,204
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662% (1),(6)	(BB-, NR)	07/27/31	10.925	735,500
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, 3 mo. USD Term SOFR + 6.782% (1),(6)	(B+, NR)	10/18/30	12.061	1,248,732
750	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(6)	(B+, NR)	01/18/31	11.391	744,823
2,150	Generate CLO 3 Ltd., Rule 144A, 3 mo. USD Term SOFR + 4.900% (1),(6)	(BBB-, NR)	10/20/36	10.182	2,225,539
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(6)	(BB-, NR)	01/27/31	11.396	1,227,216
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(11)	(NR, NR)	07/25/27	0.000	75

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(6)	(BB-, NR)	10/20/34	12.654	$1,001,960
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762% (1),(6)	(NR, Ba3)	10/16/30	11.048	501,441
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(6)	(NR, Ba1)	01/22/35	11.294	980,790
3,000	Strata CLO II Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 4.410% (1),(6)	(BBB-, NR)	10/20/33	9.692	3,003,402
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(6)	(NR, Ba3)	07/20/30	11.694	367,687
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762% (1),(6)	(NR, Ba1)	10/20/31	9.044	1,002,632
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612% (1),(6)	(BBB-, NR)	07/14/31	8.913	497,566
TOTAL ASSET BACKED SECURITIES (Cost $21,847,846)					21,291,238

Shares

COMMON STOCKS (0.4)%
Auto Parts & Equipment (0.0)%
23,475	Jason, Inc.(5),(10)	211,277

Cable & Satellite TV (0.0)%
54,000	Altice USA, Inc., Class A(2),(10)	112,860

Chemicals (0.0)%
25,202	Proppants Holdings LLC(4),(5),(11)	504
6,341	Utex Industries(10)	238,846
		239,350
Energy - Exploration & Production (0.0)%
37,190	PES Energy, Class A(4),(5),(10),(11)	372

Metals & Mining - Excluding Steel (0.3)%
1,100,000	Taseko Mines Ltd.(2),(10)	2,404,720

Personal & Household Products (0.0)%
29,405	Dream Well, Inc.(10)	191,132
29,405	Serta Simmons Bedding Equipment Co.(4),(5),(10)	0
		191,132
Pharmaceuticals (0.0)%
37,299	Akorn, Inc.(10)	1,865

Private Placement (0.1)%
65,034	Technicolor Creative Studios SA(10),(12)	241,328

Recreation & Travel (0.0)%
7,268	Cineworld Group PLC(10)	136,275

Specialty Retail (0.0)%
66	Eagle Investments Holding Co. LLC, Class B(4),(5),(10)	1
TOTAL COMMON STOCKS (Cost $4,699,348)		3,539,180

WARRANTS (0.0)%
Chemicals (0.0)%
6,300	Project Investor Holdings LLC, expires 02/08/2026(4),(5),(10),(11)	0

Investments & Misc. Financial Services (0.0)%
2,847	Altisource Solutions SARL, expires 05/31/2027(4),(5),(10)	3,786
6,000	Movella Holdings, Inc., expires 12/31/2027(4),(5),(10)	300
2,500	Northern Star Investment Corp. IV, expires 12/31/2027(4),(5),(10)	0
		4,086
Software - Services (0.0)%
26,666	Brand Engagement Network, Inc., expires 03/14/2029(10)	4,504
TOTAL WARRANTS (Cost $21,320)		8,590

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Shares		Value

SHORT-TERM INVESTMENTS (17.2)%
113,820,334	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%	$113,820,334
17,121,113	State Street Navigator Securities Lending Government Money Market Portfolio, 5.31%(13)	17,121,113
TOTAL SHORT-TERM INVESTMENTS (Cost $130,941,447)		130,941,447

TOTAL INVESTMENTS AT VALUE (108.1)% (Cost $829,413,521)		823,707,726

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.1)%		(61,697,524)

NET ASSETS (100.0)%		$762,010,202

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $289,631,758 or 38.0% of net assets.
(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(5)	Security is valued using significant unobservable inputs.
(6)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2024. The rate may be subject to a cap and floor.
(7)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2024.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Bond is currently in default.
(10)	Non-income producing security.
(11)	Illiquid security.
(12)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(13)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS
1 mo. = 1 month
2 mo. = 2 month
3 mo. = 3 month
6 mo. = 6 month
LIBOR = London Interbank Offered Rate
NR = Not Rated
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
USD	340,328	CAD	462,000	10/07/24	Barclays Bank PLC	$(340,328)	$(335,081)	$5,247
USD	3,294,527	CAD	4,477,000	10/07/24	Deutsche Bank AG	(3,294,527)	(3,247,092)	47,435
USD	210,127	CAD	286,000	10/07/24	JPMorgan Chase	(210,127)	(207,431)	2,696
USD	409,850	CAD	550,000	10/07/24	Morgan Stanley	(409,850)	(398,906)	10,944
Total Unrealized Appreciation								$66,322

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
CAD	462,000	USD	338,921	10/07/24	Barclays Bank PLC	$338,922	$335,081	$(3,841)
CAD	1,903,000	USD	1,399,527	10/07/24	Deutsche Bank AG	1,399,527	1,380,214	(19,313)
EUR	811,236	USD	888,645	10/07/24	Deutsche Bank AG	888,643	880,554	(8,089)
USD	3,276,506	EUR	3,057,169	10/07/24	Morgan Stanley	(3,276,506)	(3,318,397)	(41,891)
Total Unrealized Depreciation								$(73,134)
Total Net Unrealized Appreciation/(Depreciation)								$(6,812)

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2024 (unaudited)

Currency Abbreviations:

CAD = Canadian Dollar
EUR = Euro
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to UBS Asset Management (Americas) LLC, the Fund’s investment adviser (“UBS AM” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Corporate Bonds	$—	$273,093,155	$234,132	$273,327,287
Bank Loans	—	356,933,683	37,666,301	394,599,984
Asset Backed Securities	—	21,291,238	—	21,291,238
Common Stocks	—	3,327,026	212,154	3,539,180
Warrants	—	4,504	4,086	8,590
Short-term Investments	130,941,447	—	—	130,941,447
	$130,941,447	$654,649,606	$38,116,673	$823,707,726
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$66,322	$—	$66,322

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$73,134	$—	$73,134

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2024 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2023	$71,931	$12,193,802	$255,199	$8,996	$12,529,928
Accrued discounts (premiums)	-	99,198	-	-	99,198
Purchases	171,179	35,203,982	-	-	35,375,161
Sales	(3,750)	(4,665,683)	(38)	-	(4,669,471)
Realized gain (loss)	3,750	(640,824)	(4,876)	-	(641,950)
Change in unrealized appreciation (depreciation)	(8,978)	492,625	(38,131)	(5,210)	440,306
Transfers into Level 3	-	1,120,802	-	300	1,121,102
Transfers out of Level 3	-	(6,137,601)	-	-	(6,137,601)
Balance as of July 31, 2024	$234,132	$37,666,301	$212,154	$4,086	$38,116,673

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2024	$(3,352)	$161,267	$(43,030)	$(5,210)	$109,675

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At July 31, 2024	Technique	Input	(Weighted Average)*
Bank Loans	0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)
	37,666,301	Vendor Pricing	Single Broker Quote	0.01 – 1.01 (1.00)
Corporate Bonds	61,357	Income Approach	Expected Remaining Distribution	0.53 – 0.57 (0.55)
	172,775	Recent Transactions	Trade Price	1.08 (1.08)
Common Stocks	877	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
	211,277	Vendor Pricing	Single Broker Quote	9.00 (9.00)
Warrants	3,786	Income Approach	Expected Remaining Distribution	0.00 - 1.33 (1.33)
	300	Recent Transactions	Trade Price	0.00 – 0.05 (0.05)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2024, $1,120,802 was transferred from Level 2 to Level 3 and $300 was transferred from Level 1 to Level 3 due to a lack of a pricing source supported by observable inputs and $6,137,601 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.